UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

626-914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Shenkman Capital Floating Rate High Income Fund
Class F | SFHFX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class F	$28	0.56%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$275,411,812
Number of Holdings	390
Portfolio Turnover	40%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	4.47 years
30-Day SEC Yield	8.11%
30-Day SEC Yield Unsubsidized	7.93%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
Invesco Senior Loan ETF	4.8%
First American Government Obligations Fund - Class X	4.6%
Delivery Hero Finco LLC	1.0%
Grifols Worldwide Operations USA, Inc.	0.9%
Cincinnati Bell, Inc.	0.8%
McAfee Corp.	0.8%
Central Parent LLC	0.8%
Asurion LLC	0.7%
Cirque Du Soleil Holding USA Newco, Inc.	0.7%
IRB Holding Corp.	0.7%

Security Type	(% of net assets)
Bank Loans	87.3%
Exchange Traded Funds	5.1%
Corporate Bonds	5.1%
Money Market Funds	4.6%
Common Stocks	0.0%
Cash & Other	-2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate.
Shenkman Capital Floating Rate High Income Fund	PAGE 1	TSR-SAR-00770X485

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Floating Rate High Income Fund	PAGE 2	TSR-SAR-00770X485

Shenkman Capital Floating Rate High Income Fund
Institutional Class | SFHIX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$27	0.54%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$275,411,812
Number of Holdings	390
Portfolio Turnover	40%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	4.47 years
30-Day SEC Yield	8.15%
30-Day SEC Yield Unsubsidized	7.97%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
Invesco Senior Loan ETF	4.8%
First American Government Obligations Fund - Class X	4.6%
Delivery Hero Finco LLC	1.0%
Grifols Worldwide Operations USA, Inc.	0.9%
Cincinnati Bell, Inc.	0.8%
McAfee Corp.	0.8%
Central Parent LLC	0.8%
Asurion LLC	0.7%
Cirque Du Soleil Holding USA Newco, Inc.	0.7%
IRB Holding Corp.	0.7%

Security Type	(% of net assets)
Bank Loans	87.3%
Exchange Traded Funds	5.1%
Corporate Bonds	5.1%
Money Market Funds	4.6%
Common Stocks	0.0%
Cash & Other	-2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate.
Shenkman Capital Floating Rate High Income Fund	PAGE 1	TSR-SAR-00770X576

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Floating Rate High Income Fund	PAGE 2	TSR-SAR-00770X576

Shenkman Capital Short Duration High Income Fund
Class A | SCFAX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,107,993,398
Number of Holdings	392
Portfolio Turnover	29%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.88 years
Effective Duration	1.60 years
30-Day SEC Yield	4.85%
30-Day SEC Yield Unsubsidized	4.85%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
LifePoint Health, Inc.	1.0%
HUB International Ltd.	0.9%
Outfront Media Capital LLC / Outfront Media Capital Corp.	0.8%
IQVIA, Inc.	0.8%
First American Government Obligations Fund - Class X	0.8%
TransDigm, Inc.	0.7%
Light & Wonder International, Inc.	0.7%
SS&C Technologies, Inc.	0.7%
Allison Transmission, Inc.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	91.4%
Bank Loans	5.6%
Money Market Funds	0.8%
Convertible Bonds	0.6%
Cash & Other	1.6%
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-SAR-00770X501

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-SAR-00770X501

Shenkman Capital Short Duration High Income Fund
Class C | SCFCX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$85	1.70%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,107,993,398
Number of Holdings	392
Portfolio Turnover	29%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.88 years
Effective Duration	1.60 years
30-Day SEC Yield	4.21%
30-Day SEC Yield Unsubsidized	4.21%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
LifePoint Health, Inc.	1.0%
HUB International Ltd.	0.9%
Outfront Media Capital LLC / Outfront Media Capital Corp.	0.8%
IQVIA, Inc.	0.8%
First American Government Obligations Fund - Class X	0.8%
TransDigm, Inc.	0.7%
Light & Wonder International, Inc.	0.7%
SS&C Technologies, Inc.	0.7%
Allison Transmission, Inc.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	91.4%
Bank Loans	5.6%
Money Market Funds	0.8%
Convertible Bonds	0.6%
Cash & Other	1.6%
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-SAR-00770X600

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-SAR-00770X600

Shenkman Capital Short Duration High Income Fund
Class F | SCFFX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class F	$37	0.73%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,107,993,398
Number of Holdings	392
Portfolio Turnover	29%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.88 years
Effective Duration	1.60 years
30-Day SEC Yield	5.25%
30-Day SEC Yield Unsubsidized	5.25%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
LifePoint Health, Inc.	1.0%
HUB International Ltd.	0.9%
Outfront Media Capital LLC / Outfront Media Capital Corp.	0.8%
IQVIA, Inc.	0.8%
First American Government Obligations Fund - Class X	0.8%
TransDigm, Inc.	0.7%
Light & Wonder International, Inc.	0.7%
SS&C Technologies, Inc.	0.7%
Allison Transmission, Inc.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	91.4%
Bank Loans	5.6%
Money Market Funds	0.8%
Convertible Bonds	0.6%
Cash & Other	1.6%
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-SAR-00770X766

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-SAR-00770X766

Shenkman Capital Short Duration High Income Fund
Institutional Class | SCFIX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$33	0.65%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,107,993,398
Number of Holdings	392
Portfolio Turnover	29%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.88 years
Effective Duration	1.60 years
30-Day SEC Yield	5.35%
30-Day SEC Yield Unsubsidized	5.34%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
LifePoint Health, Inc.	1.0%
HUB International Ltd.	0.9%
Outfront Media Capital LLC / Outfront Media Capital Corp.	0.8%
IQVIA, Inc.	0.8%
First American Government Obligations Fund - Class X	0.8%
TransDigm, Inc.	0.7%
Light & Wonder International, Inc.	0.7%
SS&C Technologies, Inc.	0.7%
Allison Transmission, Inc.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	91.4%
Bank Loans	5.6%
Money Market Funds	0.8%
Convertible Bonds	0.6%
Cash & Other	1.6%
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-SAR-00770X709

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-SAR-00770X709

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SHENKMAN CAPITAL FUNDS
Shenkman Capital Floating Rate High Income Fund
Shenkman Capital Short Duration High Income Fund
Semi-Annual Financial Statements and Additional Information
March 31, 2026

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Principal Value	Value
BANK LOANS - 87.3%
Aerospace & Defense - 1.7%
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 10/31/2031, (0.00% Floor)	$607,313	$608,335
Karman Holdings, Inc., Senior Secured First Lien, 6.46% (3 mo. SOFR US + 2.75%), 04/01/2032, (0.00% Floor)	1,306,738	1,309,195
Mahseer Holdings LLC, Senior Secured First Lien
6.92% (3 mo. SOFR US + 3.25%), 03/16/2033, (0.00% Floor)	236,207	237,315
7.18% (1 mo. Term SOFR + 3.25%), 03/16/2033(a)	37,793	37,970
Signia Aerospace LLC, Senior Secured First Lien
6.42% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor)	298,147	299,265
6.45% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor)	4,062	4,077
7.06% (3 mo. Term SOFR + 2.75%), 12/11/2031(a)	14,769	14,825
TransDigm, Inc., Senior Secured First Lien
5.92% (1 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor)	1,226,480	1,227,872
6.17% (1 mo. SOFR US + 2.50%), 01/20/2032, (0.00% Floor)	271,280	271,569
Trident Technologies LLC, Senior Secured First Lien, 8.17% (1 mo. SOFR US + 4.50%), 02/09/2032, (0.00% Floor)	540,540	534,232
		4,544,655
Auto Retail - 0.7%
CWGS Group LLC, Senior Secured First Lien, 6.40% (1 mo. SOFR US + 2.50%), 06/05/2028, (0.75% Floor)	978,742	937,606
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 05/04/2028, (0.75% Floor)	540,858	541,064
RVR Dealership Holdings LLC, Senior Secured First Lien, 8.18% (3 mo. SOFR US + 4.50%), 02/28/2033, (0.00% Floor)	565,000	546,637
		2,025,307
Automotive - 2.0%
Allison Transmission, Inc., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 01/03/2033, (0.00% Floor)	550,000	552,613

	Principal Value	Value
American Axle & Manufacturing, Inc., Senior Secured First Lien
6.66% (3 mo. SOFR US + 3.00%), 12/13/2029, (0.50% Floor)	$248,710	$248,556
6.67% (1 mo. SOFR US + 3.00%), 12/13/2029, (0.50% Floor)	725,499	725,049
6.91% (3 mo. SOFR US + 3.25%), 02/03/2033, (0.00% Floor)	689,360	687,640
Clarios Global LP, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 05/06/2030, (0.00% Floor)	613,641	612,491
First Brands Group LLC, Senior Secured First Lien
0.00% (or 7.00% PIK) (1 mo. SOFR US), 06/29/2026, (0.00% Floor)(b)	1,031,316	3,929
1.55% (1 mo. SOFR US + 1.55%), 06/29/2026, (0.00% Floor)	6,630	1,616
0.11% (1 mo. SOFR US), 03/30/2027, (1.00% Floor)	2,028	6
0.26% (1 mo. SOFR US), 03/30/2027, (1.00% Floor)	25,688	75
Garrett LX I Sarl, Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 01/30/2032, (0.50% Floor)	259,714	260,146
Highline Aftermarket Acquisition LLC, Senior Secured First Lien, 7.17% (3 mo. SOFR US + 3.50%), 02/19/2030, (0.75% Floor)	697,503	697,503
Tenneco, Inc., Senior Secured First Lien
8.61% (3 mo. SOFR US + 4.75%), 11/17/2028, (0.50% Floor)	783,137	764,737
8.86% (3 mo. SOFR US + 5.00%), 11/17/2028, (0.50% Floor)	833,177	814,430
8.90% (3 mo. SOFR US + 5.00%), 11/17/2028, (0.50% Floor)	2,353	2,300
		5,371,091
Building Products - 1.3%
Covia Holdings LLC, Senior Secured First Lien, 6.40% (3 mo. SOFR US + 2.75%), 02/26/2032, (0.00% Floor)	359,285	359,285
Hunter Douglas, Inc., Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 01/20/2032, (0.00% Floor)	287,363	286,494
OEP Glass Purchaser LLC, Senior Secured First Lien, 7.70% (3 mo. SOFR US + 4.00%), 03/02/2033, (0.00% Floor)	272,000	268,176
Quikrete Holdings, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 02/10/2032, (0.00% Floor)	1,241,460	1,240,684
Specialty Building Products Holdings LLC, Senior Secured First Lien, 7.52% (1 mo. Term SOFR + 3.75%), 10/16/2028	299,221	256,416

The accompanying notes are an integral part of these financial statements.

1

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Building Products - (Continued)
STS Operating, Inc., Senior Secured First Lien, 7.77% (1 mo. SOFR US + 4.00%), 03/25/2031, (0.00% Floor)	$526,544	$527,147
Veritiv Operating Co., Senior Secured First Lien, 7.70% (3 mo. SOFR US + 4.00%), 11/29/2030, (0.00% Floor)	721,429	702,877
		3,641,079
Chemicals - 1.1%
Arclin, Inc., Senior Secured First Lien, 8.17% (1 mo. Term SOFR + 4.50%), 03/04/2033	404,000	371,428
CoorsTek, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 10/28/2032, (0.00% Floor)	415,958	418,688
Lummus Technology Holdings V LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 12/31/2029, (0.00% Floor)	492,053	489,196
Olympus Water US Holding Corp., Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 06/23/2031, (0.50% Floor)	273,607	263,622
SCIH Salt Holdings, Inc., Senior Secured First Lien, 6.35% (6 mo. SOFR US + 2.75%), 01/31/2029, (0.00% Floor)	957,872	956,675
SK Mohawk Holdings SCS, Senior Secured First Lien, 7.00% (or 7.00% PIK) (3 mo. SOFR US + 6.00%), 12/23/2030, (1.00% Floor)	84,748	102,757
Sparta US HoldCo LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 08/02/2030, (0.75% Floor)	279,297	279,447
Windsor Holdings III LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 08/01/2030, (0.00% Floor)	276,841	273,294
		3,155,107
Commercial Services - 5.7%
AlixPartners LLP, Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 08/12/2032, (0.00% Floor)	831,915	825,384
Allied Universal Holdco LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 08/20/2032, (0.00% Floor)	546,810	547,494
American Auto Auction Group LLC, Senior Secured First Lien, 8.20% (3 mo. SOFR US + 4.50%), 05/28/2032, (0.00% Floor)	686,348	683,159
Apex Group Treasury LLC, Senior Secured First Lien, 7.17% (3 mo. SOFR US + 3.50%), 02/27/2032, (0.00% Floor)	1,217,774	1,113,247

	Principal Value	Value
Aramark Services, Inc., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 06/24/2030, (0.00% Floor)	$259,356	$260,112
Camelot US Acquisition LLC, Senior Secured First Lien
6.42% (1 mo. SOFR US + 2.75%), 01/31/2031, (0.00% Floor)	1,131,461	983,194
6.92% (1 mo. SOFR US + 3.25%), 01/31/2031, (0.00% Floor)	696,000	607,260
CoreLogic, Inc., Senior Secured First Lien, 7.40% (1 mo. SOFR US + 3.50%), 06/02/2028, (0.50% Floor)	1,121,081	1,074,842
Foundever Worldwide Corp., Senior Secured First Lien, 7.71% (1 mo. SOFR US + 3.75%), 08/28/2028, (0.50% Floor)	849,139	327,525
Garda World Security Corp., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 02/01/2029, (0.00% Floor)	1,344,977	1,338,252
Herc Holdings, Inc., Senior Secured First Lien, 5.43% (1 mo. SOFR US + 1.75%), 06/02/2032, (0.00% Floor)	252,368	253,156
Isolved, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 10/15/2030, (0.00% Floor)	432,827	413,486
OMNIA Partners LLC, Senior Secured First Lien, 6.43% (3 mo. SOFR US + 2.75%), 12/31/2032, (0.00% Floor)	612,119	612,376
PG Polaris BidCo Sarl, Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 03/26/2031, (0.00% Floor)	533,274	534,084
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 12/15/2028, (0.50% Floor)	1,044,035	909,057
Saphilux Sarl, Senior Secured First Lien, 6.73% (6 mo. SOFR US + 3.00%), 07/27/2028, (0.50% Floor)	617,064	617,296
Skopima Consilio Parent LLC, Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 05/17/2028, (0.50% Floor)	1,222,477	962,316
Tempo Acquisition LLC, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 08/31/2028, (0.00% Floor)	2,237,775	1,624,144
TKC Holdings, Inc., Senior Secured First Lien, 8.18% (1 mo. SOFR US + 4.50%), 08/12/2030, (0.00% Floor)	1,892,000	1,887,270
		15,573,654
Construction & Engineering - 1.1%
Amentum Holdings, Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 09/29/2031, (0.00% Floor)	629,321	630,240
Centuri Group, Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 07/09/2032, (0.00% Floor)	644,490	646,343

The accompanying notes are an integral part of these financial statements.

2

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Construction & Engineering - (Continued)
Green Infrastructure Partners, Inc., Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 09/24/2032, (0.00% Floor)	$423,000	$423,000
Pinnacle Buyer LLC, Senior Secured First Lien
6.16% (3 mo. SOFR US + 2.50%), 10/01/2032, (0.00% Floor)	488,582	489,728
7.22% (1 mo. Term SOFR + 2.50%), 10/01/2032(a)	94,194	94,414
Tecta America Corp., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 02/18/2032, (0.00% Floor)	846,603	844,550
		3,128,275
Consumer Discretionary - 1.5%
McGraw-Hill Education, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 08/06/2031, (0.50% Floor)	379,929	379,928
Peloton Interactive, Inc., Senior Secured First Lien, 9.17% (1 mo. SOFR US + 5.50%), 05/30/2029, (0.00% Floor)	416,825	418,517
Prometric Holdings, Inc., Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 06/25/2032, (0.00% Floor)	882,026	879,270
Renaissance Holdings Corp., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 04/08/2030, (0.50% Floor)	509,859	366,622
TEAM Services Holding, Inc., Senior Secured First Lien, 8.92% (1 mo. Term SOFR + 5.25%), 03/31/2033	640,600	609,771
Tory Burch LLC, Senior Secured First Lien, 7.15% (1 mo. SOFR US + 3.25%), 04/17/2028, (0.50% Floor)	558,006	558,355
Weber-Stephen Products LLC, Senior Secured First Lien, 7.41% (3 mo. SOFR US + 3.75%), 10/01/2032, (0.00% Floor)	864,000	846,936
		4,059,399
Environmental & Facilities Services - 2.0%
Action Environmental Group, Inc., Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 10/24/2030, (0.50% Floor)	1,599,916	1,597,253
Arcwood Environmental, Inc., Senior Secured First Lien, 6.68%, 03/16/2032	686,000	687,715
EnergySolutions LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 09/23/2030, (0.50% Floor)	296,658	298,387
GFL ES US LLC, Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 03/03/2032, (0.00% Floor)	548,245	548,933

	Principal Value	Value
JFL-Tiger Acquisition Co., Inc., Senior Secured First Lien, 7.46% (3 mo. SOFR US + 3.75%), 10/17/2030, (0.50% Floor)	$491,968	$493,813
Reworld Holding Corp., Senior Secured First Lien, 5.93% (1 mo. SOFR US + 2.25%), 01/15/2031, (0.00% Floor)	416,000	415,740
Win Waste Innovations Holdings, Inc., Senior Secured First Lien
6.65% (1 mo. SOFR US + 2.75%), 03/27/2028, (0.50% Floor)	1,157,506	1,159,769
7.15% (1 mo. SOFR US + 3.25%), 03/27/2028, (0.50% Floor)	257,061	258,427
		5,460,037
Financials: Diversified - 3.6%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.43% (1 mo. SOFR US + 1.75%), 06/24/2030, (0.50% Floor)	495,633	497,182
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 11/25/2031, (0.00% Floor)	424,250	412,494
Blackhawk Network Holdings, Inc., Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.50%), 03/12/2029, (0.00% Floor)	1,208,565	1,194,818
Citco Funding LLC, Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 01/31/2033, (0.00% Floor)	514,710	513,403
CPI Holdco B 2025 refi (12/25), Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 05/19/2031, (0.00% Floor)	555,590	552,623
Edelman Financial Engines Center LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 04/07/2028, (0.00% Floor)	279,298	279,353
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 8.92% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor)	691,000	685,990
EIG Management Co. LLC, Senior Secured First Lien, 8.67% (1 mo. SOFR US + 5.00%), 05/17/2029, (0.00% Floor)	632,988	629,823
FNZ USA FinCo LLC, Senior Secured First Lien, 8.66% (3 mo. SOFR US + 5.00%), 11/05/2031, (0.00% Floor)	1,337,833	1,069,644
Focus Financial Partners LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 09/15/2031, (0.00% Floor)	993,592	963,729
IMC Global Holdings LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 06/21/2032, (0.00% Floor)	619,320	622,417

The accompanying notes are an integral part of these financial statements.

3

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Financials: Diversified - (Continued)
NorthAB LLC, Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 11/24/2028, (0.50% Floor)	$423,072	$388,873
Osaic Holdings, Inc., Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 07/30/2032, (0.00% Floor)	395,000	388,360
Superannuation & Investments US LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 12/01/2028, (0.50% Floor)	271,044	271,349
VFH Parent LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 06/20/2031, (0.00% Floor)	631,681	632,471
WEX, Inc., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 04/03/2028, (0.00% Floor)	681,672	679,545
		9,782,074
Financials: Insurance - 2.9%
Acrisure LLC, Senior Secured First Lien
6.67% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor)	1,685,259	1,635,965
6.92% (1 mo. SOFR US + 3.25%), 06/21/2032, (0.00% Floor)	421,044	408,676
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
6.37% (6 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	914,658	894,655
6.45% (3 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	45,277	44,287
Asurion LLC, Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 02/23/2033, (0.00% Floor)	2,072,605	2,006,551
Asurion LLC, Senior Secured Second Lien, 9.15% (1 mo. SOFR US + 5.25%), 01/22/2029, (0.00% Floor)	493,785	491,361
CRC Insurance Group LLC, Senior Secured Second Lien, 8.45% (3 mo. SOFR US + 4.75%), 05/06/2032, (0.00% Floor)	271,347	269,651
HUB International Ltd., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 06/20/2030, (0.75% Floor)	1,256,623	1,255,234
Hyperion Refinance Sarl, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 04/18/2030, (0.00% Floor)	211,383	206,627
USI, Inc./NY, Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 11/23/2029, (0.00% Floor)	641,653	640,986
		7,853,993
Food & Beverage - 1.9%
Chobani LLC, Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 10/28/2032, (0.00% Floor)	584,535	585,418

	Principal Value	Value
Froneri US, Inc., Senior Secured First Lien, 5.88% (6 mo. SOFR US + 2.25%), 09/30/2032, (0.00% Floor)	$417,953	$410,667
Nourish Buyer I, Inc., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 07/12/2032, (0.00% Floor)	521,988	523,948
Pegasus Bidco BV, Senior Secured First Lien, 6.40% (3 mo. SOFR US + 2.75%), 07/12/2029, (0.00% Floor)	720,031	719,131
PFI Lower Midco LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 12/01/2032, (0.00% Floor)	167,580	168,419
Primo Brands Corp., Senior Secured First Lien, 6.43% (1 mo. Term SOFR + 2.75%), 03/31/2031	1,024,000	1,026,877
Red SPV LLC, Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 03/15/2032, (0.00% Floor)	407,918	408,172
Saratoga Food Specialties LLC, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 03/07/2029, (0.00% Floor)	477,828	481,015
Savor Acquisition, Inc., Senior Secured First Lien
6.67% (3 mo. SOFR US + 3.00%), 02/19/2032, (0.00% Floor)	420,820	421,872
7.56% (1 mo. Term SOFR + 3.00%), 02/19/2032(a)	40,000	40,100
Sazerac Co., Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 07/09/2032, (0.00% Floor)	490,770	491,077
		5,276,696
Healthcare: Equipment & Supplies - 3.5%
Accendra Health, Inc., Senior Secured First Lien, 7.62% (1 mo. SOFR US + 3.75%), 03/29/2029, (0.50% Floor)	887,000	801,945
Aveanna Healthcare LLC, Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 09/17/2032, (0.00% Floor)	554,512	554,894
Azalea Topco, Inc., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 04/30/2031, (0.00% Floor)	416,992	416,836
Bausch + Lomb Corp., Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 01/15/2031, (0.00% Floor)	956,885	960,177
Ensemble RCM LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/09/2033, (0.00% Floor)	1,033,000	1,023,099
Gainwell Acquisition Corp., Senior Secured First Lien, 7.90% (3 mo. SOFR US + 4.00%), 10/01/2027, (0.75% Floor)	1,454,891	1,415,492
Hopper Merger Sub, Inc., Senior Secured First Lien, 6.67% (1 mo. Term SOFR + 2.25%), 01/14/2033	1,782,000	1,762,959

The accompanying notes are an integral part of these financial statements.

4

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Healthcare: Equipment & Supplies - (Continued)
Insulet Corp., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 08/04/2031, (0.00% Floor)	$543,152	$547,905
Medline Borrower LP, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 10/23/2028, (0.50% Floor)	406,765	407,833
Waystar Technologies, Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 10/22/2029, (0.00% Floor)	849,582	848,520
Zelis Payments Buyer, Inc., Senior Secured First Lien
6.42% (1 mo. SOFR US + 2.75%), 09/28/2029, (0.00% Floor)	649,740	630,764
6.92% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor)	272,550	264,408
		9,634,832
Healthcare: Facilities - 7.1%
ADMI Corp., Senior Secured First Lien
7.65% (1 mo. SOFR US + 3.75%), 12/23/2027, (0.50% Floor)	1,394,362	1,311,397
9.42% (1 mo. SOFR US + 5.75%), 12/23/2027, (0.00% Floor)	567,275	543,875
CHG Healthcare Services, Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 09/29/2028, (0.50% Floor)	427,799	428,667
Examworks Bidco, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 02/07/2033, (0.00% Floor)	1,294,430	1,294,437
Global Medical Response, Inc., Senior Secured First Lien, 7.17% (3 mo. SOFR US + 3.50%), 09/20/2032, (0.00% Floor)	1,120,193	1,118,092
HAH Group Holding Co. LLC, Senior Secured First Lien, 8.67% (1 mo. SOFR US + 5.00%), 09/24/2031, (0.00% Floor)	1,250,086	1,074,293
Heartland Dental LLC, Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 08/25/2032, (0.00% Floor)	1,654,058	1,652,834
Hunter US Bidco, Inc., Senior Secured First Lien, 8.15% (3 mo. SOFR US + 4.25%), 08/21/2028, (0.50% Floor)	1,671,283	1,497,887
IVI America LLC, Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 04/09/2031, (0.00% Floor)	791,324	797,587
LifePoint Health, Inc., Senior Secured First Lien
7.15% (3 mo. SOFR US + 3.50%), 05/19/2031, (1.00% Floor)	271,597	271,742

	Principal Value	Value
7.42% (3 mo. SOFR US + 3.75%), 05/19/2031, (0.00% Floor)	$1,246,528	$1,248,323
LSCS Holdings, Inc., Senior Secured First Lien, 8.17% (3 mo. SOFR US + 4.50%), 03/04/2032, (0.00% Floor)	587,070	554,047
Lumexa Imaging, Inc., Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 12/13/2032, (0.00% Floor)	425,933	427,598
Onex TSG Intermediate Corp., Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 08/06/2032, (0.00% Floor)	697,000	701,705
Pacific Dental Services LLC, Senior Secured First Lien, 6.18% (1 mo. SOFR US + 2.50%), 03/17/2031, (0.00% Floor)	470,445	471,327
Pluto Acquisition I, Inc., Senior Secured First Lien
9.21% (3 mo. SOFR US + 5.50%), 06/20/2028, (1.00% Floor)	91,866	92,900
7.66% (3 mo. SOFR US + 4.00%), 09/20/2028, (0.00% Floor)	977,281	857,564
Radiology Partners, Inc., Senior Secured First Lien, 8.20% (3 mo. SOFR US + 4.50%), 06/30/2032, (0.00% Floor)	729,335	719,828
Radnet Management, Inc., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 04/18/2031, (0.00% Floor)	369,593	370,644
Sotera Health Holdings LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 05/30/2031, (0.00% Floor)	639,924	641,326
Southern Veterinary Partners LLC, Senior Secured First Lien, 6.18% (1 mo. SOFR US + 2.50%), 12/04/2031, (0.00% Floor)	417,751	414,689
Surgery Center Holdings, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 12/19/2030, (0.00% Floor)	612,100	613,057
Team Health Holdings, Inc., Senior Secured First Lien, 7.66% (3 mo. SOFR US + 4.00%), 06/30/2028, (0.00% Floor)	1,511,922	1,508,732
US Fertility Enterprises LLC, Senior Secured First Lien
7.17% (3 mo. SOFR US + 3.50%), 12/30/2032, (0.00% Floor)	845,842	845,580
7.26% (1 mo. Term SOFR + 3.50%), 12/30/2032	128,158	128,118
		19,586,249

The accompanying notes are an integral part of these financial statements.

5

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Healthcare: Life Sciences - 0.4%
PAREXEL International Corp., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 12/12/2031, (0.00% Floor)	$693,263	$691,817
Star Parent, Inc., Senior Secured First Lien, 7.70% (3 mo. SOFR US + 4.00%), 09/30/2030, (0.00% Floor)	415,963	411,841
		1,103,658
Healthcare: Managed Health Care - 1.3%
Bella Holding Co. LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 05/10/2028, (0.75% Floor)	819,894	819,316
Charlotte Buyer, Inc., Senior Secured First Lien, 7.92% (1 mo. SOFR US + 4.25%), 02/11/2028, (0.50% Floor)	969,742	961,984
Cotiviti, Inc., Senior Secured First Lien
6.42% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor)	1,209,477	1,117,260
7.63%, 05/01/2031	278,000	259,930
Raven Acquisition Holdings LLC, Senior Secured First Lien
6.67% (1 mo. SOFR US + 3.00%), 11/20/2031, (0.00% Floor)	308,808	303,320
8.28% (3 mo. Term SOFR + 3.00%), 11/20/2031(a)	22,280	21,885
		3,483,695
Healthcare: Pharma & Biotech - 3.3%
Alkermes, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 08/12/2031, (0.00% Floor)	482,000	486,220
Amneal Pharmaceuticals LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 08/01/2032, (0.50% Floor)	559,190	561,754
BioMarin Pharmaceutical, Inc., Senior Secured First Lien, 5.42% (1 mo. Term SOFR + 1.75%), 01/29/2033	343,500	343,072
Dechra Finance US LLC, Senior Secured First Lien, 6.39% (6 mo. SOFR US + 2.75%), 01/27/2032, (0.00% Floor)	292,788	292,970
Endo Finance Holdings LP, Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 04/23/2031, (0.50% Floor)	1,537,078	1,531,313
Financiere Mendel SASU, Senior Secured First Lien, 6.39% (3 mo. SOFR US + 2.75%), 11/13/2030, (0.00% Floor)	658,623	664,284
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.00%), 11/15/2027, (0.00% Floor)	2,370,375	2,370,861
Jazz Financing Lux Sarl, Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 05/05/2028, (0.50% Floor)	962,582	967,395

	Principal Value	Value
Opal US LLC, Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 04/23/2032, (0.00% Floor)	$978,085	$978,696
Organon & Co., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 05/19/2031, (0.50% Floor)	853,434	815,243
		9,011,808
Industrial Machinery - 3.6%
AI Aqua Merger Sub, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.75%), 07/31/2028, (0.00% Floor)	1,682,277	1,680,435
Chart Industries, Inc., Senior Secured First Lien, 6.16% (3 mo. SOFR US + 2.50%), 03/18/2030, (0.50% Floor)	555,701	556,049
Columbus McKinnon Corp./NY, Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 02/03/2033, (0.50% Floor)	607,521	606,002
Dynamo US Bidco, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 10/31/2031, (0.00% Floor)	364,919	320,217
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 11/26/2032, (0.00% Floor)	404,809	407,035
Gates Corp./DE, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 11/16/2029, (0.50% Floor)	336,783	336,835
Indicor LLC, Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 11/23/2029, (0.00% Floor)	528,571	529,195
JBT Marel Corp., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 01/02/2032, (0.00% Floor)	417,050	417,623
Jupiter Buyer, Inc., Senior Secured First Lien, 7.70% (3 mo. SOFR US + 4.00%), 11/03/2031, (0.00% Floor)	500,650	501,592
Lsf12 Helix Parent LLC, Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.50%), 02/10/2033, (0.00% Floor)	501,844	495,822
Madison IAQ LLC, Senior Secured First Lien
6.13% (6 mo. SOFR US + 2.50%), 06/21/2028, (0.50% Floor)	493,064	493,512
6.38% (3 mo. SOFR US + 2.75%), 05/06/2032, (0.50% Floor)	277,860	278,783
Madison Safety & Flow LLC, Senior Secured First Lien, 6.18% (1 mo. SOFR US + 2.50%), 09/26/2031, (0.00% Floor)	277,104	277,567
Pro Mach Group, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 10/16/2032, (0.00% Floor)	1,122,187	1,121,542
TK Elevator US Newco, Inc., Senior Secured First Lien
6.38% (6 mo. SOFR US + 2.75%), 04/30/2030, (0.50% Floor)	1,351,033	1,355,444

The accompanying notes are an integral part of these financial statements.

6

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Industrial Machinery - (Continued)
6.43% (1 mo. Term SOFR + 2.75%), 04/30/2030	$205,000	$205,556
WEC US Holdings, Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 01/27/2031, (0.00% Floor)	406,191	405,937
		9,989,146
Leisure: Casinos & Gaming - 3.8%
888 Acquisitions LLC, Senior Secured First Lien, 9.15% (6 mo. SOFR US + 5.25%), 07/03/2028, (0.50% Floor)	1,542,960	1,443,494
Allwyn Entertainment Financing US LLC, Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 06/11/2031, (0.00% Floor)	436,767	425,848
Betclic Everest Group SAS, Senior Secured First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 12/09/2031	354,000	353,669
Caesars Entertainment, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 02/06/2030, (0.50% Floor)	781,899	761,375
Entain Holdings Gibraltar Ltd., Senior Secured First Lien
5.95% (3 mo. SOFR US + 2.25%), 10/31/2029, (0.00% Floor)	1,118,691	1,119,653
5.95% (3 mo. SOFR US + 2.25%), 07/30/2032, (0.00% Floor)	1,054,451	1,054,619
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 01/29/2029, (0.50% Floor)	274,058	269,262
Flutter Financing BV, Senior Secured First Lien
5.45% (3 mo. SOFR US + 1.75%), 11/29/2030, (0.50% Floor)	981,582	973,238
5.70% (3 mo. SOFR US + 2.00%), 06/04/2032, (0.50% Floor)	425,783	422,057
Great Canadian Gaming Corp., Senior Secured First Lien, 8.44% (3 mo. SOFR US + 4.75%), 11/01/2029, (0.00% Floor)	973,510	960,937
Jack Ohio Finance LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 01/30/2032, (0.50% Floor)	407,880	403,801
Ontario Gaming GTA LP, Senior Secured First Lien, 7.95% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor)	1,344,891	1,263,599
Voyager Parent LLC, Senior Secured First Lien, 7.95% (3 mo. SOFR US + 4.25%), 07/01/2032, (0.00% Floor)	967,460	962,120
		10,413,672

	Principal Value	Value
Leisure: Hotels - 1.4%
Alterra Mountain Co., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 08/17/2028, (0.00% Floor)	$497,068	$497,535
Herschend Entertainment Co. LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 05/27/2032, (0.00% Floor)	818,813	820,859
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 08/02/2028, (0.50% Floor)	290,025	290,180
Lakeland Tours, Senior Secured Second Lien, 0.00%, 03/31/2030(b)	153,100	34,448
Sabre GLBL, Inc., Senior Secured First Lien
10.12% (1 mo. SOFR US + 6.25%), 07/30/2029, (0.00% Floor)	797,992	632,907
9.77% (1 mo. Term SOFR + 6.00%), 11/15/2029	68,030	53,978
9.87% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.00% Floor)	51,913	41,271
Sgh2 LLC, Senior Secured First Lien, 8.20% (3 mo. SOFR US + 4.50%), 08/18/2032, (0.00% Floor)	591,030	582,165
Travel + Leisure Co., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 12/14/2029, (0.00% Floor)	368,185	367,841
TripAdvisor, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 07/08/2031, (0.00% Floor)	434,205	413,218
		3,734,402
Leisure: Restaurants - 1.2%
BCPE Grill Parent, Inc., Senior Secured First Lien, 8.42% (3 mo. SOFR US + 4.75%), 09/30/2030, (0.50% Floor)	398,273	380,912
Dave & Buster’s, Inc., Senior Secured First Lien, 6.94% (3 mo. SOFR US + 3.25%), 06/29/2029, (0.50% Floor)	558,433	490,489
IRB Holding Corp., Senior Secured First Lien, 6.18% (1 mo. SOFR US + 2.50%), 12/16/2030, (0.00% Floor)	1,939,906	1,937,481
Tacala Investment Corp., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 01/31/2031, (0.00% Floor)	517,506	518,106
		3,326,988
Media: Broadcasting - 0.9%
CMG Media Corp., Senior Secured First Lien, 7.40% (3 mo. SOFR US + 3.50%), 06/18/2029, (0.00% Floor)	434,334	408,709
Learfield Communications LLC, Senior Secured First Lien, 8.17% (1 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor)	695,357	697,895

The accompanying notes are an integral part of these financial statements.

7

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Media: Broadcasting - (Continued)
Nexstar Media, Inc., Senior Secured First Lien
6.17% (1 mo. SOFR US + 2.50%), 06/28/2032, (0.00% Floor)	$612,920	$607,391
6.43%, 03/21/2033	528,551	523,265
Versant Media Group, Inc., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 01/30/2031, (0.00% Floor)	298,000	298,094
		2,535,354
Media: Cable & Satellite - 2.0%
Charter Communications Operating LLC, Senior Secured First Lien
5.91% (3 mo. SOFR US + 2.25%), 12/15/2031, (0.00% Floor)	913,095	914,068
5.93% (3 mo. SOFR US + 2.25%), 12/15/2031, (0.00% Floor)	2,318	2,320
Coral-US Co.-Borrower LLC, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 01/30/2032, (0.00% Floor)	994,205	978,675
CSC Holdings LLC, Senior Secured First Lien, 8.25% (Prime Rate + 1.50%), 04/15/2027, (0.00% Floor)	626,404	553,584
Gryphon Acquire NewCo LLC, Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 09/13/2032, (0.00% Floor)	549,000	550,202
Iridium Satellite LLC, Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 09/20/2030, (0.75% Floor)	573,478	562,250
Virgin Media Bristol LLC, Senior Secured First Lien, 7.15% (1 mo. SOFR US + 3.25%), 01/31/2029, (0.00% Floor)	1,027,000	993,191
WideOpenWest Finance LLC, Senior Secured First Lien, 7.19% (3 mo. SOFR US + 3.00%), 12/11/2028, (1.50% Floor)	1,074,805	999,714
		5,554,004
Media: Diversified - 1.5%
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 12/21/2028, (0.00% Floor)	958,577	957,709
Indy US Holdco LLC, Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 10/31/2030, (0.50% Floor)	841,928	832,457
Neptune Bidco US, Inc., Senior Secured First Lien, 8.86% (1 mo. SOFR US + 5.00%), 02/03/2033, (0.50% Floor)	1,838,928	1,758,015
Red Planet Borrower LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 09/08/2032, (0.50% Floor)	280,298	274,761

	Principal Value	Value
WH Borrower LLC, Senior Secured First Lien, 8.16% (3 mo. SOFR US + 4.50%), 02/20/2032, (0.50% Floor)	$425,783	$426,615
		4,249,557
Media: Entertainment - 3.3%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien, 7.45% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	2,063,198	1,958,325
Crown Finance US, Inc., Senior Secured First Lien, 8.17% (1 mo. SOFR US + 4.50%), 12/02/2031, (0.00% Floor)	634,494	629,237
Delta 2 Lux Sarl, Senior Secured First Lien, 5.45% (3 mo. SOFR US + 1.75%), 09/19/2031, (0.50% Floor)	309,000	308,807
EOC Borrower LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 03/24/2032, (0.00% Floor)	974,635	973,661
Hoya Midco LLC, Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 02/05/2029, (0.00% Floor)	621,232	250,046
Live Nation Entertainment, Inc., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 10/21/2032, (0.00% Floor)	887,775	889,253
OAK-Eagle Acquireco, Inc., Senior Secured First Lien, 7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033	885,000	880,575
Playtika Holding Corp., Senior Secured First Lien, 6.65% (1 mo. SOFR US + 2.75%), 03/13/2028, (0.00% Floor)	1,792,769	1,691,362
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.42% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor)	426,548	421,084
TKO Worldwide Holdings LLC, Senior Secured First Lien, 5.66% (3 mo. SOFR US + 2.00%), 11/21/2031, (0.00% Floor)	1,172,383	1,173,116
		9,175,466
Metals & Mining - 0.7%
Grinding Media, Inc., Senior Secured First Lien, 7.17% (3 mo. SOFR US + 3.50%), 10/12/2028, (0.75% Floor)	978,924	980,760
Tega MC Australia Holdings Pty Ltd, Senior Secured First Lien, 5.39%, 03/25/2033	850,000	845,750
		1,826,510
Midstream: Storage & Transport - 1.4%
Brazos Delaware II LLC, Senior Secured First Lien, 6.18% (1 mo. SOFR US + 2.50%), 02/11/2030, (0.50% Floor)	265,300	266,254
CPPIB OVM Member US LLC, Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 08/20/2031, (0.00% Floor)	270,521	270,758

The accompanying notes are an integral part of these financial statements.

8

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Midstream: Storage & Transport - (Continued)
Deep Blue Operating I LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 10/01/2032, (0.00% Floor)	$564,000	$566,820
ITT Holdings LLC, Senior Secured First Lien, 5.64% (1 mo. SOFR US + 1.98%), 10/11/2030, (0.50% Floor)	416,296	415,516
M6 ETX Holdings II Midco LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 04/01/2032, (0.00% Floor)	281,395	282,758
Northriver Midstream Finance LP, Senior Secured First Lien, 5.91% (3 mo. SOFR US + 2.25%), 08/16/2030, (0.00% Floor)	721,299	723,048
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 5.93% (1 mo. SOFR US + 2.25%), 10/05/2028, (0.50% Floor)	979,354	981,802
TransMontaigne Operating Co. LP, Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 11/17/2028, (0.50% Floor)	404,648	404,749
		3,911,705
Oil & Gas: Equipment & Services - 0.1%
Star Holding LLC, Senior Secured First Lien, 8.17% (1 mo. SOFR US + 4.50%), 07/31/2031, (0.00% Floor)	369,607	365,818
Packaging - 0.7%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 04/01/2032, (0.50% Floor)	290,142	271,754
M2S Group Intermediate Holdings, Inc., Senior Secured First Lien, 8.42% (3 mo. SOFR US + 4.75%), 08/27/2031, (0.50% Floor)	272,805	267,123
Pregis TopCo LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 02/01/2029, (0.00% Floor)	545,799	545,799
Ranpak BV, Senior Secured First Lien, 8.17% (1 mo. SOFR US + 4.50%), 12/19/2031, (0.00% Floor)	90,946	90,757
Ranpak Corp., Senior Secured First Lien, 8.17% (1 mo. SOFR US + 4.50%), 12/19/2031, (0.00% Floor)	142,104	141,807
Tosca Services LLC, Senior Secured First Lien, 8.05% (or 3.25% PIK) (3 mo. SOFR US + 4.25%), 11/30/2028, (0.75% Floor)	620,213	578,348
		1,895,588

	Principal Value	Value
Retail: Food & Drug - 0.5%
C&S Wholesale Grocers, Inc., Senior Secured First Lien, 8.70% (3 mo. SOFR US + 5.00%), 09/23/2030, (0.00% Floor)	$438,795	$429,835
EG America LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 02/10/2031, (0.00% Floor)	1,057,000	1,059,114
		1,488,949
Retailing - 3.2%
Belron Finance 2019 LLC, Senior Secured First Lien, 5.66% (3 mo. SOFR US + 2.00%), 10/16/2031, (0.50% Floor)	547,220	547,699
Great Outdoors Group LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor)	1,382,515	1,381,996
Harbor Freight Tools USA, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 06/11/2031, (0.00% Floor)	705,832	699,561
JP Intermediate B LLC, Senior Secured First Lien
10.67% (3 mo. SOFR US + 7.00%), 07/31/2030, (0.00% Floor)	49,961	41,218
9.20% (3 mo. SOFR US + 5.50%), 01/31/2031, (0.00% Floor)	144,527	75,877
Men’s Wearhouse LLC, Senior Secured First Lien, 9.42% (3 mo. SOFR US + 5.75%), 01/28/2031, (0.00% Floor)	689,000	689,648
Michaels Cos., Inc., Senior Secured First Lien, 8.67% (3 mo. SOFR US + 5.00%), 03/07/2033, (0.00% Floor)	1,300,200	1,264,523
Peer Holding III BV, Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 10/28/2030, (0.00% Floor)	414,895	414,830
Peer USA LLC, Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 10/14/2032, (0.00% Floor)	413,920	410,880
Petco Health & Wellness Co., Inc., Senior Secured First Lien, 7.95% (3 mo. SOFR US + 4.25%), 02/03/2031, (0.00% Floor)	894,000	875,816
PetSmart LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 08/18/2032, (0.00% Floor)	1,127,000	1,121,647
Restoration Hardware, Inc., Senior Secured First Lien, 7.12% (1 mo. SOFR US + 3.25%), 10/20/2028, (0.50% Floor)	909,447	906,036
Staples, Inc., Senior Secured First Lien, 9.41% (3 mo. SOFR US + 5.75%), 09/10/2029, (0.50% Floor)	521,579	475,369
		8,905,100

The accompanying notes are an integral part of these financial statements.

9

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Technology Hardware - 0.8%
Coherent Corp., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 07/02/2029, (0.00% Floor)	$277,620	$278,430
MKS, Inc., Senior Secured First Lien, 5.41% (1 mo. SOFR US + 1.75%), 02/04/2033, (0.00% Floor)	384,000	385,079
VeriFone Systems, Inc., Senior Secured First Lien, 9.29% (3 mo. SOFR US + 5.25%), 08/21/2028, (0.00% Floor)	1,045,789	987,486
World Wide Technology Holding Co. LLC, Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 03/01/2030, (0.50% Floor)	654,187	653,167
		2,304,162
Technology: Software & Services - 14.7%
Access CIG LLC, Senior Secured First Lien, 7.70% (3 mo. SOFR US + 4.00%), 08/19/2030, (0.50% Floor)	1,474,356	1,340,433
Armor Holdco, Inc., Senior Secured First Lien, 7.55% (6 mo. SOFR US + 3.75%), 12/10/2031, (0.00% Floor)	397,598	396,026
AthenaHealth Group, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 02/15/2029, (0.50% Floor)	1,108,191	1,089,491
Barracuda Networks, Inc., Senior Secured First Lien, 8.17% (3 mo. SOFR US + 4.50%), 08/15/2029, (0.50% Floor)	2,751,894	1,778,411
Barracuda Networks, Inc., Senior Secured Second Lien, 10.67% (3 mo. SOFR US + 7.00%), 08/15/2030, (0.50% Floor)	461,277	159,106
Boxer Parent Co., Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor)	1,692,786	1,574,113
Boxer Parent Co., Inc., Senior Secured Second Lien, 9.42% (3 mo. SOFR US + 5.75%), 07/30/2032, (0.00% Floor)	734,373	618,713
Central Parent LLC, Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 07/06/2029, (0.00% Floor)	3,080,202	2,206,472
Cloud Software Group, Inc., Senior Secured First Lien
6.95% (3 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor)	1,192,016	1,095,463
6.95% (3 mo. SOFR US + 3.25%), 08/16/2032, (0.00% Floor)	945,433	867,770
Clover Holdings 2 LLC, Senior Secured First Lien
7.68% (1 mo. SOFR US + 4.00%), 12/09/2031, (0.00% Floor)	482,414	463,117
7.75%, 12/09/2031	212,000	200,605
ConnectWise LLC, Senior Secured First Lien, 7.72% (3 mo. SOFR US + 3.50%), 09/29/2028, (0.50% Floor)	1,063,097	984,247

	Principal Value	Value
Delivery Hero Finco LLC, Senior Secured First Lien
8.64% (3 mo. SOFR US + 5.00%), 12/12/2029, (0.50% Floor)	$2,760,691	$2,718,424
8.72% (1 mo. SOFR US + 5.00%), 06/16/2032	262,000	253,814
Disco Parent, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 08/06/2032, (0.00% Floor)	222,443	218,828
Ensono, Inc., Senior Secured First Lien, 7.90% (1 mo. SOFR US + 4.00%), 05/30/2028, (0.75% Floor)	2,070,808	1,935,336
Finastra USA, Inc., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 09/15/2032, (0.00% Floor)	1,930,396	1,817,390
Gen Digital, Inc., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 09/12/2029, (0.50% Floor)	561,786	557,070
Kaseya, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor)	611,669	572,987
KnowBe4, Inc., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 07/26/2032, (0.00% Floor)	340,626	305,428
McAfee Corp., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)	2,510,512	2,250,047
MH Sub I LLC, Senior Secured First Lien
7.92% (1 mo. SOFR US + 4.25%), 05/03/2028, (0.50% Floor)	1,228,320	1,059,426
7.92% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor)	253,091	169,887
Modena Buyer LLC, Senior Secured First Lien, 7.92% (3 mo. SOFR US + 4.25%), 07/01/2031, (0.00% Floor)	1,831,324	1,649,968
N-Able International Holdings II LLC, Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 11/26/2032, (0.00% Floor)	279,300	275,809
Optiv Parent, Inc., Senior Secured First Lien, 8.92% (3 mo. SOFR US + 5.25%), 08/03/2026, (1.00% Floor)	1,193,681	814,687
Peraton Corp., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.75%), 02/01/2028, (0.75% Floor)	1,349,067	1,154,579
Ping Identity Holding Corp., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 11/15/2032, (0.00% Floor)	224,000	221,480
Polaris Newco LLC, Senior Secured First Lien, 8.04% (3 mo. SOFR US + 4.00%), 06/05/2028, (0.50% Floor)	2,112,932	1,865,328
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 10/28/2030, (0.50% Floor)	2,078,688	1,584,532

The accompanying notes are an integral part of these financial statements.

10

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Technology: Software & Services - (Continued)
Proofpoint, Inc., Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)	$422,939	$410,075
Quartz Acquireco LLC, Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 06/28/2030, (0.00% Floor)	121,426	101,694
RealPage, Inc., Senior Secured First Lien, 7.08% (3 mo. SOFR US + 3.00%), 04/24/2028, (0.50% Floor)	1,328,804	1,276,024
Rithum Holdings, Inc., Senior Secured First Lien, 8.42% (3 mo. SOFR US + 4.75%), 07/21/2031, (0.00% Floor)	691,525	659,542
Rocket Software, Inc., Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 11/28/2028, (0.50% Floor)	1,278,756	1,229,473
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 07/31/2031, (0.00% Floor)	612,123	601,848
SonarSource Financing LLC, Senior Secured First Lien, 8.17% (3 mo. SOFR US + 4.50%), 12/19/2030, (0.00% Floor)	1,222,390	1,124,599
Starlight Parent LLC, Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 04/16/2032, (0.00% Floor)	1,254,362	1,069,343
Tegra118 Wealth Solutions, Inc., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 01/27/2033, (0.00% Floor)	267,000	261,883
UKG, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 02/10/2031, (0.00% Floor)	1,427,004	1,365,558
Zodiac Purchaser LLC, Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.50%), 02/17/2032, (0.00% Floor)	292,718	271,130
		40,570,156
Telecom Services: Diversified - 3.6%
Cincinnati Bell, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 11/24/2028, (0.50% Floor)	2,339,082	2,337,831
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 01/30/2031, (0.75% Floor)	1,250,499	1,255,970
Level 3 Financing, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.00% Floor)	1,245,000	1,246,687
Numericable US LLC, Senior Secured First Lien
8.74% (3 mo. SOFR US + 5.06%), 10/31/2028, (0.00% Floor)	182,361	181,849
10.55% (3 mo. SOFR US + 6.88%), 05/15/2031, (0.00% Floor)	1,325,201	1,330,449

	Principal Value	Value
Radiate Holdco LLC, Senior Secured First Lien
7.67% (1 mo. SOFR US + 4.00%), 06/26/2029, (0.00% Floor)	$10,443	$10,460
7.67% (1 mo. SOFR US + 4.00%), 06/26/2029, (0.00% Floor)	31,328	31,381
7.40% (1 mo. SOFR US + 3.50%), 09/25/2029, (0.00% Floor)	982,037	876,875
Uniti Services LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 10/06/2032, (0.00% Floor)	593,513	595,370
Zayo Group Holdings, Inc., Senior Secured First Lien
6.78% (or .50% PIK) (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor)	1,424,385	1,401,160
6.90% (or .50% PIK) (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor)	17,475	17,190
Ziggo Financing Partnership, Senior Secured First Lien, 7.03% (3 mo. SOFR US + 3.25%), 01/14/2033	598,000	583,798
		9,869,020
Transportation - 1.9%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 05/28/2032, (0.00% Floor)	275,880	273,845
Accelya Lux Finco Sarl, Senior Secured First Lien, 8.95% (3 mo. SOFR US + 5.25%), 10/04/2032, (0.00% Floor)	584,692	538,647
Avis Budget Car Rental LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 07/16/2032, (0.00% Floor)	421,394	415,073
Brown Group Holding LLC, Senior Secured First Lien
6.17% (1 mo. SOFR US + 2.50%), 07/01/2031, (0.50% Floor)	197,756	198,312
6.17% (3 mo. SOFR US + 2.50%), 07/01/2031, (0.50% Floor)	419,553	420,735
6.17% (3 mo. SOFR US + 2.50%), 07/01/2031, (0.50% Floor)	270,724	271,486
Carriage Purchaser, Inc., Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.50%), 09/29/2028, (0.75% Floor)	984,001	980,926
Cubic Corp., Senior Secured First Lien
10.00% (or 3.25% PIK) (Prime Rate + 3.25%), 05/01/2029, (0.00% Floor)	1,932	409
10.00% (Prime Rate + 3.25%), 05/01/2029, (0.00% Floor)	20,862	4,422
5.19% (or 3.25% PIK) (3 mo. SOFR US + 1.00%), 05/01/2029, (0.00% Floor)	141,963	30,089
8.69% (3 mo. SOFR US + 4.25%), 05/01/2029, (0.00% Floor)	925,667	196,191

The accompanying notes are an integral part of these financial statements.

11

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Transportation - (Continued)
SkyMiles IP Ltd., Senior Secured First Lien, 5.17% (3 mo. SOFR US + 1.50%), 10/20/2028, (0.00% Floor)	$551,980	$555,488
Stonepeak Nile Parent LLC, Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 04/09/2032, (0.00% Floor)	461,777	461,610
WWEX Uni Topco Holdings LLC, Senior Secured First Lien, 7.70% (3 mo. SOFR US + 4.00%), 07/26/2028, (0.75% Floor)	814,258	815,911
		5,163,144
Utilities: Power - 0.9%
Cornerstone Generation LLC, Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 08/11/2032, (0.00% Floor)	485,565	486,607
Eastern Power LLC, Senior Secured First Lien, 8.42% (1 mo. SOFR US + 4.75%), 04/03/2028, (0.00% Floor)	717,513	720,652
Lightning Power LLC, Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 08/18/2031, (0.00% Floor)	821,490	824,250
Talen Energy Supply LLC, Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 11/26/2032, (0.00% Floor)	414,101	414,915
		2,446,424
TOTAL BANK LOANS (Cost $248,769,682)		240,416,774
	Shares
EXCHANGE TRADED FUNDS - 5.1%
Invesco Senior Loan ETF	651,735	13,301,911
State Street SPDR Bloomberg Short Term High Yield Bond ETF	33,664	840,927
TOTAL EXCHANGE TRADED FUNDS (Cost $14,524,884)		14,142,838
	Principal Value
CORPORATE BONDS - 5.1%(h)
Building Products - 0.2%
Standard Industries, Inc./NY, 3.38%, 01/15/2031(c)	$600,000	538,204
Financials: Insurance - 0.2%
HUB International Ltd., 7.25%, 06/15/2030(c)	575,000	589,363

	Principal Value	Value
Financials: Thrifts & Mortgages - 0.1%
Freedom Mortgage Corp., 6.63%, 01/15/2027(c)	$278,000	$277,809
Food & Beverage - 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029(c)	500,000	486,188
Healthcare: Facilities - 0.7%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(c)	429,000	427,454
Global Medical Response, Inc., 7.38%, 10/01/2032(c)	480,000	498,862
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(c)	538,000	558,280
Team Health Holdings, Inc., 8.38%, 06/30/2028(c)	440,000	434,672
		1,919,268
Healthcare: Managed Health Care - 0.2%
Centene Corp., 4.63%, 12/15/2029	500,000	474,969
Healthcare: Pharma & Biotech - 0.1%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	301,000	298,190
Industrial Machinery - 0.0%(d)
Oregon Tool Lux LP, 7.88%, 10/15/2029(c)(e)	25,915	12,310
Leisure: Casinos & Gaming - 0.7%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029(c)	440,000	450,134
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029(c)	561,000	342,911
5.88%, 09/01/2031(c)	562,000	309,803
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033(c)	950,000	943,779
		2,046,627
Leisure: Hotels - 0.6%
Sabre Financial Borrower LLC, 11.13%, 06/15/2029(c)	301,000	308,323
Sabre GLBL, Inc., 11.13%, 07/15/2030(c)	987,000	838,960
VOC Escrow Ltd., 5.00%, 02/15/2028(c)	418,000	416,477
		1,563,760
Media: Entertainment - 0.3%
Discovery Global Holdings, Inc., 4.28%, 03/15/2032	475,000	420,969
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(c)	393,000	393,747
		814,716

The accompanying notes are an integral part of these financial statements.

12

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Midstream: Storage & Transport - 0.8%
ITT Holdings LLC, 6.50%, 08/01/2029(c)	$750,000	$729,812
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030(c)	290,000	296,775
3.88%, 11/01/2033(c)	510,000	452,192
Venture Global LNG, Inc., 8.13%, 06/01/2028(c)	712,000	728,530
		2,207,309
Retailing - 0.3%
Wayfair LLC, 7.75%, 09/15/2030(c)	852,000	887,705
Technology: Software & Services - 0.5%
Elastic NV, 4.13%, 07/15/2029(c)	431,000	404,643
Open Text Corp., 3.88%, 12/01/2029(c)	765,000	684,503
Rocket Software, Inc., 9.00%, 11/28/2028(c)	267,000	266,878
		1,356,024
Telecom Services: Diversified - 0.2%
Iliad Holding SAS, 7.00%, 10/15/2028(c)	400,000	402,885
TOTAL CORPORATE BONDS (Cost $14,411,198)		13,875,327
	Shares
COMMON STOCKS - 0.0%(d)
Chemicals - 0.0%(d)
SI Group/Addivant Equity(e)(f)	2,999	28,490
Leisure: Hotels - 0.0%(d)
Worldstrides/Lakeland Tours Equity – Class B(f)	11,283	621
Retailing - 0.0%(d)
JP Intermediate Private Equity(e)(f)	1,309	0
Telecom Services: Diversified - 0.0%(d)
Altice Numericable Private Equity(e)(f)	2,013	36,733
TOTAL COMMON STOCKS (Cost $89,837)		65,844

	Shares	Value
SHORT-TERM INVESTMENTS(h)
Money Market Funds - 4.6%
First American Government Obligations Fund - Class X, 3.58%(g)	12,584,252	$12,584,252
TOTAL MONEY MARKET FUNDS (Cost $12,584,252)		12,584,252
TOTAL INVESTMENTS - 102.1% (Cost $290,379,853)		$281,085,035
Liabilities in Excess of Other Assets - (2.1)%		(5,673,223)
TOTAL NET ASSETS - 100.0%		$275,411,812

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.
(a)
As of March 31, 2026, the Fund had entered into the following commitments to fund various delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par. All or a part are unfunded.

(b)	Zero coupon securities make no periodic interest payments.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $12,681,199 or 4.6% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $77,533 or 0.0% of net assets as of March 31, 2026.

(f)	Non-income producing security.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(h)	All or a portion is posted as collateral for delayed settlement securities.
The accompanying notes are an integral part of these financial statements.

13

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Principal Value	Value
CORPORATE BONDS - 91.4%(e)
Aerospace & Defense - 2.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(a)	$2,978,000	$3,033,084
Axon Enterprise, Inc., 6.13%, 03/15/2030(a)	6,504,000	6,627,875
Bombardier, Inc., 7.50%, 02/01/2029(a)	5,907,000	6,137,887
TransDigm, Inc.
6.75%, 08/15/2028(a)	4,400,000	4,458,916
4.63%, 01/15/2029	4,346,000	4,272,809
6.38%, 03/01/2029(a)	15,466,000	15,773,975
6.88%, 12/15/2030(a)	10,700,000	10,970,635
		51,275,181
Auto Retail - 2.6%
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(a)	8,625,000	8,343,483
Carvana Co.
9.00% (or 13.00% PIK), 06/01/2030(a)	6,143,163	6,394,805
9.00% (or 14.00% PIK), 06/01/2031(a)	1,044,875	1,130,554
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	837,000	765,340
11.50%, 08/15/2029(a)	3,555,000	3,539,955
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	11,509,000	11,144,434
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(a)	6,121,000	6,376,644
Lithia Motors, Inc.
4.63%, 12/15/2027(a)	7,022,000	6,950,506
3.88%, 06/01/2029(a)	1,731,000	1,645,140
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029(a)	9,365,000	9,298,309
		55,589,170
Automotive - 5.7%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(a)	7,804,000	7,912,920
Allison Transmission, Inc.
4.75%, 10/01/2027(a)	14,391,000	14,310,069
5.88%, 06/01/2029(a)	2,804,000	2,825,324
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	9,711,000	9,270,162
Clarios Global LP / Clarios US Finance Co.
6.75%, 05/15/2028(a)	2,274,000	2,297,402
6.75%, 02/15/2030(a)	8,941,000	9,148,476
Dana, Inc., 4.25%, 09/01/2030	4,357,000	4,132,428
Ford Holdings LLC, 9.30%, 03/01/2030	4,316,000	4,830,105

	Principal Value	Value
Ford Motor Co., 9.63%, 04/22/2030	$2,709,000	$3,083,934
Ford Motor Credit Co. LLC
6.95%, 06/10/2026	3,901,000	3,910,319
4.13%, 08/17/2027	9,375,000	9,256,431
3.82%, 11/02/2027	1,005,000	985,217
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	1,550,000	1,535,426
5.00%, 07/15/2029	7,558,000	7,157,023
IHO Verwaltungs GmbH, 7.75% (or 8.50% PIK), 11/15/2030(a)	1,784,000	1,814,812
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028(a)	3,467,000	3,243,633
5.63%, 09/29/2028(a)	2,286,000	2,244,974
6.13%, 09/30/2030(a)	3,663,000	3,523,462
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(a)	1,750,000	1,703,678
7.50%, 07/17/2030(a)	4,256,000	4,292,373
Patrick Industries, Inc., 4.75%, 05/01/2029(a)	1,591,000	1,548,803
Phinia, Inc., 6.75%, 04/15/2029(a)	3,758,000	3,830,541
Tenneco, Inc., 8.00%, 11/17/2028(a)	8,329,000	8,304,457
Thor Industries, Inc., 4.00%, 10/15/2029(a)	5,667,000	5,353,823
ZF North America Capital, Inc., 6.88%, 04/14/2028(a)	3,783,000	3,839,397
		120,355,189
Building Products - 0.6%
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029(a)	4,606,000	4,003,241
Standard Industries, Inc./NY
4.75%, 01/15/2028(a)	2,397,000	2,371,224
4.38%, 07/15/2030(a)	5,605,000	5,286,495
		11,660,960
Chemicals - 1.4%
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(a)	721,000	722,296
Methanex Corp., 5.13%, 10/15/2027	9,309,000	9,256,501
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	3,446,000	3,442,606
4.25%, 05/15/2029(a)	1,575,000	1,533,263
9.00%, 02/15/2030(a)	237,000	250,491
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(a)	11,954,000	11,824,697
SNF Group SACA, 3.13%, 03/15/2027(a)	2,885,000	2,843,528
		29,873,382

The accompanying notes are an integral part of these financial statements.

14

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Commercial Services - 6.1%
Aramark Services, Inc., 5.00%, 02/01/2028(a)	$7,891,000	$7,848,809
Brink’s Co.
4.63%, 10/15/2027(a)	6,207,000	6,129,777
6.50%, 06/15/2029(a)	5,275,000	5,360,249
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(a)	7,272,000	6,868,965
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(a)	2,083,988	1,940,399
ContourGlobal Power Holdings SA, 6.75%, 02/28/2030(a)	4,539,000	4,595,692
CoreLogic, Inc., 4.50%, 05/01/2028(a)	2,220,000	2,086,198
Garda World Security Corp.
7.75%, 02/15/2028(a)	2,841,000	2,891,902
6.00%, 06/01/2029(a)	4,685,000	4,463,982
6.50%, 01/15/2031(a)	3,806,000	3,861,499
GEO Group, Inc.
8.63%, 04/15/2029	6,519,000	6,774,691
10.25%, 04/15/2031	4,905,000	5,236,155
Herc Holdings, Inc.
6.63%, 06/15/2029(a)	7,446,000	7,572,634
7.00%, 06/15/2030(a)	13,206,000	13,550,465
5.75%, 03/15/2031(a)	951,000	937,464
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	11,206,000	11,191,937
5.00%, 07/15/2028(a)	2,441,000	2,416,360
7.00%, 02/15/2029(a)	9,970,000	10,168,214
4.88%, 09/15/2029(a)	1,274,000	1,240,313
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	15,549,000	15,571,126
TKC Holdings, Inc.
8.50%, 08/15/2030(a)	4,686,000	4,728,385
12.00%, 02/15/2031(a)	2,468,000	2,547,586
		127,982,802
Construction & Engineering - 0.5%
Williams Scotsman, Inc.
6.63%, 06/15/2029(a)	8,045,000	8,141,693
6.63%, 04/15/2030(a)	2,408,000	2,447,946
		10,589,639
Consumer Discretionary - 1.7%
McGraw-Hill Education, Inc.
5.75%, 08/01/2028(a)	6,332,000	6,265,630
8.00%, 08/01/2029(a)	12,572,000	12,562,274
Newell Brands, Inc., 8.50%, 06/01/2028(a)	7,444,000	7,687,791
Under Armour, Inc., 7.25%, 07/15/2030(a)	1,597,000	1,617,283
Whirlpool Corp., 6.13%, 06/15/2030	3,025,000	2,955,989

	Principal Value	Value
William Carter Co., 7.38%, 02/15/2031(a)	$4,301,000	$4,392,206
		35,481,173
Environmental & Facilities Services - 0.5%
GFL Environmental, Inc.
4.00%, 08/01/2028(a)	4,889,000	4,756,220
6.75%, 01/15/2031(a)	827,000	856,836
Luna 1.5 Sarl, 12.00% (or 12.75% PIK), 07/01/2032(a)	5,110,000	5,375,982
		10,989,038
Financials: Banks - 0.1%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 7.25%, 02/15/2031(a)	2,906,000	2,932,724
Financials: Consumer Finance - 2.6%
Ally Financial, Inc.
7.10%, 11/15/2027	2,294,000	2,381,357
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029	1,328,000	1,383,608
8.00%, 11/01/2031	2,437,000	2,706,509
Credit Acceptance Corp., 9.25%, 12/15/2028(a)	1,895,000	1,965,937
goeasy Ltd.
4.38%, 05/01/2026(a)	2,224,000	2,200,000
9.25%, 12/01/2028(a)	2,828,000	2,632,868
Navient Corp.
6.75%, 06/15/2026	1,476,000	1,480,428
5.00%, 03/15/2027	9,272,000	9,070,565
4.88%, 03/15/2028	4,819,000	4,552,053
5.50%, 03/15/2029	7,726,000	7,089,085
11.50%, 03/15/2031	2,885,000	2,935,179
OneMain Finance Corp.
3.50%, 01/15/2027	1,259,000	1,236,016
6.63%, 01/15/2028	3,804,000	3,832,735
6.63%, 05/15/2029	2,983,000	2,989,625
7.88%, 03/15/2030	3,031,000	3,129,939
SLM Corp., 3.13%, 11/02/2026	5,205,000	5,160,039
		54,745,943
Financials: Diversified - 1.7%
Block, Inc., 2.75%, 06/01/2026	3,801,000	3,786,179
CI Financial Corp.
7.50%, 05/30/2029(a)	7,592,000	7,971,065
3.20%, 12/17/2030	2,595,000	2,310,616
FTAI Aviation Investors LLC, 7.88%, 12/01/2030(a)	10,032,000	10,483,289
Macquarie Airfinance Holdings Ltd., 5.15%, 03/17/2030(a)	2,069,000	2,059,405
NCR Atleos Corp., 9.50%, 04/01/2029(a)	4,900,000	5,247,912

The accompanying notes are an integral part of these financial statements.

15

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Financials: Diversified - (Continued)
Starwood Property Trust, Inc., 3.63%, 07/15/2026(a)	$2,568,000	$2,553,729
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031(a)	451,000	463,717
		34,875,912
Financials: Insurance - 3.2%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029(a)	5,699,000	5,638,087
7.50%, 11/06/2030(a)	1,285,000	1,291,848
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028(a)	6,296,000	6,333,965
6.50%, 10/01/2031(a)	780,000	766,894
AmWINS Group, Inc., 6.38%, 02/15/2029(a)	9,197,000	9,256,008
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	5,000,000	5,062,285
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(a)	2,137,000	2,149,222
HUB International Ltd.
5.63%, 12/01/2029(a)	6,434,000	6,246,709
7.25%, 06/15/2030(a)	19,343,000	19,826,169
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	4,795,000	4,877,848
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	5,234,000	5,254,224
		66,703,259
Financials: Thrifts & Mortgages - 2.7%
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(a)	2,218,000	2,116,834
Freedom Mortgage Corp., 12.25%, 10/01/2030(a)	4,212,000	4,547,768
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(a)	3,540,000	3,590,604
PennyMac Financial Services, Inc., 7.88%, 12/15/2029(a)	4,914,000	5,029,803
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(a)	3,150,000	3,042,526
Rocket Cos., Inc.
6.50%, 08/01/2029(a)	3,058,000	3,096,242
6.13%, 08/01/2030(a)	11,867,000	11,983,854
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026(a)	12,798,000	12,666,661
United Wholesale Mortgage LLC
5.75%, 06/15/2027(a)	2,502,000	2,464,871
5.50%, 04/15/2029(a)	1,693,000	1,586,225

	Principal Value	Value
UWM Holdings LLC
6.63%, 02/01/2030(a)	$2,736,000	$2,582,967
6.25%, 03/15/2031(a)	3,582,000	3,265,084
		55,973,439
Food & Beverage - 2.2%
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029(a)	13,052,862	13,919,520
Chobani LLC / Chobani Finance Corp., Inc., 7.63%, 07/01/2029(a)	4,174,000	4,270,448
Darling Ingredients, Inc.
5.25%, 04/15/2027(a)	6,219,000	6,224,011
6.00%, 06/15/2030(a)	4,470,000	4,504,835
Post Holdings, Inc., 4.63%, 04/15/2030(a)	8,077,000	7,759,612
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/2029(a)	9,677,000	9,699,702
		46,378,128
Healthcare: Equipment & Supplies - 1.3%
Medline Borrower LP
3.88%, 04/01/2029(a)	3,240,000	3,136,067
5.25%, 10/01/2029(a)	2,793,000	2,770,093
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	12,944,000	13,205,894
Teleflex, Inc.
4.63%, 11/15/2027	3,249,000	3,222,679
4.25%, 06/01/2028(a)	5,889,000	5,730,156
		28,064,889
Healthcare: Facilities - 6.1%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028(a)	9,507,000	9,472,744
5.00%, 04/15/2029(a)	2,157,000	2,101,802
AHP Health Partners, Inc., 5.75%, 07/15/2029(a)	2,449,000	2,423,809
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029(a)	13,843,000	13,699,102
5.25%, 05/15/2030(a)	3,800,000	3,583,865
DaVita, Inc., 4.63%, 06/01/2030(a)	12,590,000	12,112,842
Encompass Health Corp., 4.50%, 02/01/2028	9,270,000	9,193,832
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028(a)	2,670,000	2,746,815
LifePoint Health, Inc.
5.38%, 01/15/2029(a)	1,945,000	1,877,213
9.88%, 08/15/2030(a)	1,427,000	1,510,853
11.00%, 10/15/2030(a)	19,040,000	20,500,749

The accompanying notes are an integral part of these financial statements.

16

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Healthcare: Facilities - (Continued)
Option Care Health, Inc., 4.38%, 10/31/2029(a)	$6,942,000	$6,695,164
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	11,445,000	11,876,419
Team Health Holdings, Inc., 13.50% (or 4.50% PIK), 06/30/2028(a)	12,572,037	13,020,670
Tenet Healthcare Corp.
5.13%, 11/01/2027	8,116,000	8,113,007
6.13%, 10/01/2028	9,366,000	9,393,156
		128,322,042
Healthcare: Life Sciences - 1.9%
Avantor Funding, Inc., 4.63%, 07/15/2028(a)	4,277,000	4,176,976
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(a)	5,376,000	5,258,333
Fortrea Holdings, Inc., 7.50%, 07/01/2030(a)	1,261,000	1,196,411
IQVIA, Inc.
5.00%, 10/15/2026(a)	16,900,000	16,923,212
5.00%, 05/15/2027(a)	11,517,000	11,480,196
		39,035,128
Healthcare: Managed Health Care - 0.8%
Molina Healthcare, Inc.
4.38%, 06/15/2028(a)	3,223,000	3,118,552
3.88%, 11/15/2030(a)	12,693,000	11,356,869
6.50%, 02/15/2031(a)	2,494,000	2,454,982
		16,930,403
Healthcare: Pharma & Biotech - 1.3%
Bausch Health Americas, Inc., 8.50%, 01/31/2027(a)	2,987,000	2,961,491
Bausch Health Cos., Inc., 4.88%, 06/01/2028(a)	1,820,000	1,668,212
Endo Finance Holdings LP, 8.50%, 04/15/2031(a)	5,815,000	6,093,242
Jazz Securities DAC, 4.38%, 01/15/2029(a)	2,565,000	2,503,132
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(a)	6,155,000	5,976,095
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	8,038,000	7,962,956
		27,165,128
Healthcare: Reits - 0.1%
CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028(a)	1,715,000	1,667,546

	Principal Value	Value
Industrial Machinery - 2.4%
Chart Industries, Inc.
7.50%, 01/01/2030(a)	$7,106,000	$7,391,356
9.50%, 01/01/2031(a)	6,608,000	6,946,197
Esab Corp.
6.25%, 04/15/2029(a)	2,507,000	2,547,485
5.63%, 04/01/2031(a)	3,547,000	3,580,732
Hillenbrand, Inc., 6.25%, 02/15/2029	9,010,000	8,354,836
Madison IAQ LLC, 4.13%, 06/30/2028(a)	10,151,000	9,920,607
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	1,530,000	1,527,102
WESCO Distribution, Inc.
7.25%, 06/15/2028(a)	3,047,000	3,065,735
6.38%, 03/15/2029(a)	3,894,000	3,968,605
5.25%, 04/15/2031(a)	2,659,000	2,649,776
		49,952,431
Leisure: Casinos & Gaming - 5.6%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029(a)	12,001,000	12,277,409
Boyd Gaming Corp., 4.75%, 12/01/2027	4,914,000	4,865,637
Brightstar Lottery PLC, 5.25%, 01/15/2029(a)	2,225,000	2,208,377
Caesars Entertainment, Inc.
4.63%, 10/15/2029(a)	14,687,000	14,133,741
7.00%, 02/15/2030(a)	3,814,000	3,862,953
Churchill Downs, Inc.
5.50%, 04/01/2027(a)	14,168,000	14,157,660
4.75%, 01/15/2028(a)	5,938,000	5,861,212
6.75%, 05/01/2031(a)	7,080,000	7,221,961
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/2029(a)	6,444,000	6,290,803
Light & Wonder International, Inc., 7.25%, 11/15/2029(a)	15,368,000	15,673,439
MGM Resorts International
5.50%, 04/15/2027	4,340,000	4,351,084
4.75%, 10/15/2028	4,048,000	3,974,394
6.13%, 09/15/2029	5,096,000	5,129,022
Penn Entertainment, Inc.
5.63%, 01/15/2027(a)	6,886,000	6,876,491
4.13%, 07/01/2029(a)	4,295,000	4,019,190
6.75%, 04/01/2031(a)	2,833,000	2,754,637
Station Casinos LLC, 4.50%, 02/15/2028(a)	4,362,000	4,277,716
		117,935,726
Leisure: Hotels - 7.7%
Carnival Corp.
7.88%, 06/01/2027	1,077,000	1,115,370
5.13%, 05/01/2029(a)	3,221,000	3,199,119
7.00%, 08/15/2029(a)	9,427,000	9,784,107

The accompanying notes are an integral part of these financial statements.

17

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Leisure: Hotels - (Continued)
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	$1,510,000	$1,487,083
4.50%, 06/15/2029(a)	3,688,000	3,499,533
NCL Corp. Ltd.
6.25%, 03/01/2030(a)	7,377,000	7,326,497
5.88%, 01/15/2031(a)	8,037,000	7,813,297
NCL Finance Ltd., 6.13%, 03/15/2028(a)	3,148,000	3,176,606
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028(a)	7,125,000	7,098,581
7.00%, 02/01/2030(a)	6,679,000	6,765,152
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028(a)	7,463,000	7,624,275
RLJ Lodging Trust LP
3.75%, 07/01/2026(a)	12,110,000	12,058,804
4.00%, 09/15/2029(a)	8,400,000	7,873,455
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027(a)	6,710,000	6,736,087
Sabre Financial Borrower LLC, 11.13%, 06/15/2029(a)	2,985,000	3,057,619
Sabre GLBL, Inc.
10.75%, 03/15/2030(a)	361,000	305,334
11.13%, 07/15/2030(a)	4,746,000	4,034,147
Service Properties Trust
4.95%, 02/15/2027	1,778,000	1,785,572
5.50%, 12/15/2027	6,054,000	6,068,036
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	12,495,000	11,958,762
Travel + Leisure Co.
6.63%, 07/31/2026(a)	8,801,000	8,813,656
6.00%, 04/01/2027(b)	10,250,000	10,304,499
Vail Resorts, Inc., 5.63%, 07/15/2030(a)	4,175,000	4,142,383
Viking Cruises Ltd.
7.00%, 02/15/2029(a)	8,260,000	8,279,361
9.13%, 07/15/2031(a)	6,551,000	6,914,450
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(a)	4,321,000	4,316,806
VOC Escrow Ltd., 5.00%, 02/15/2028(a)	4,427,000	4,410,875
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(a)	3,282,000	3,207,976
		163,157,442

	Principal Value	Value
Leisure: Restaurants - 0.5%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(a)	$8,000,000	$7,824,392
4.38%, 01/15/2028(a)	3,411,000	3,365,555
		11,189,947
Media: Broadcasting - 2.5%
Belo Corp., 7.75%, 06/01/2027	5,505,000	5,680,675
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	8,916,000	8,919,918
Sirius XM Radio LLC
3.13%, 09/01/2026(a)	12,121,000	12,052,038
5.00%, 08/01/2027(a)	12,577,000	12,567,053
4.00%, 07/15/2028(a)	1,735,000	1,675,760
5.50%, 07/01/2029(a)	3,300,000	3,291,098
Univision Communications, Inc., 8.00%, 08/15/2028(a)	8,517,000	8,649,456
		52,835,998
Media: Cable & Satellite - 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	5,323,000	5,320,493
5.00%, 02/01/2028(a)	5,362,000	5,321,224
6.38%, 09/01/2029(a)	14,115,000	14,167,353
4.75%, 03/01/2030(a)	1,728,000	1,640,743
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	3,475,000	3,473,475
EchoStar Corp.
10.75%, 11/30/2029	2,849,000	3,079,387
6.75% (or 100.00% PIK), 11/30/2030	4,104,058	4,149,235
		37,151,910
Media: Diversified - 2.7%
Arches Buyer, Inc., 4.25%, 06/01/2028(a)	2,425,000	2,344,620
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031(a)	4,156,000	4,356,778
Match Group Holdings II LLC
5.00%, 12/15/2027(a)	8,040,000	8,011,700
4.63%, 06/01/2028(a)	5,752,000	5,626,985
5.63%, 02/15/2029(a)	1,216,000	1,201,751
Neptune Bidco US, Inc.
9.29%, 04/15/2029(a)	7,007,000	7,032,211
10.38%, 05/15/2031(a)	2,662,000	2,688,389
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027(a)	16,993,000	16,963,816
4.25%, 01/15/2029(a)	7,995,000	7,713,419
Ziff Davis, Inc., 4.63%, 10/15/2030(a)	1,932,000	1,823,058
		57,762,727

The accompanying notes are an integral part of these financial statements.

18

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Media: Entertainment - 1.1%
Discovery Communications LLC, 3.95%, 03/20/2028	$2,640,000	$2,587,860
Discovery Global Holdings, Inc., 3.76%, 03/15/2027	10,244,000	10,124,043
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(a)	453,000	453,862
4.75%, 10/15/2027(a)	9,181,000	9,130,406
Playtika Holding Corp., 4.25%, 03/15/2029(a)	605,000	472,747
		22,768,918
Metals & Mining - 0.4%
Novelis Corp., 6.88%, 01/30/2030(a)	7,329,000	7,398,266
Midstream: Storage & Transport - 6.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029(a)	7,360,000	7,340,597
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029(a)	7,349,000	7,596,110
Buckeye Partners LP
3.95%, 12/01/2026	4,529,000	4,486,003
4.13%, 12/01/2027	4,292,000	4,199,823
6.75%, 02/01/2030(a)	10,177,000	10,508,526
Energy Transfer LP, 7.38%, 02/01/2031(a)	861,000	893,238
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	3,415,000	3,568,115
Harvest Midstream I LP, 7.50%, 09/01/2028(a)	2,158,000	2,180,122
Hess Midstream Operations LP
5.88%, 03/01/2028(a)	6,505,000	6,550,574
6.50%, 06/01/2029(a)	8,273,000	8,455,462
ITT Holdings LLC, 6.50%, 08/01/2029(a)	7,807,000	7,596,861
Kinetik Holdings LP
6.63%, 12/15/2028(a)	8,860,000	9,014,456
5.88%, 06/15/2030(a)	3,836,000	3,852,357
Rockies Express Pipeline LLC, 4.95%, 07/15/2029(a)	9,290,000	9,064,849
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	6,964,000	7,166,701
Sunoco LP
7.00%, 05/01/2029(a)	3,176,000	3,263,683
4.50%, 10/01/2029(a)	1,250,000	1,208,697
5.63%, 03/15/2031(a)	4,719,000	4,700,682
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/2028(a)	10,948,000	11,206,001
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	2,171,000	2,196,414

	Principal Value	Value
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	$6,918,000	$7,078,608
9.50%, 02/01/2029(a)	7,196,000	7,784,629
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030(a)	1,825,000	1,877,881
		131,790,389
Packaging - 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029(a)	2,175,000	1,993,151
6.25%, 01/30/2031(a)	1,328,000	1,317,666
Berry Global, Inc., 4.88%, 07/15/2026(a)	4,576,000	4,576,533
Graphic Packaging International LLC, 3.50%, 03/15/2028(a)	2,080,000	2,000,212
Sealed Air Corp., 4.00%, 12/01/2027(a)	2,500,000	2,495,308
		12,382,870
Real Estate: Homebuilding - 0.5%
LGI Homes, Inc., 8.75%, 12/15/2028(a)	5,957,000	6,098,520
M/I Homes, Inc., 4.95%, 02/01/2028	1,285,000	1,269,404
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(a)	811,000	813,707
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	3,049,000	3,047,735
		11,229,366
Real Estate: Management - 0.1%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(a)	3,106,000	3,112,596
REITs - 0.1%
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027(a)	2,414,000	2,340,788
Retail: Food & Drug - 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(a)	6,095,000	6,174,985
3.50%, 03/15/2029(a)	1,950,000	1,861,197
5.50%, 03/31/2031(a)	3,963,000	3,923,061
EG Global Finance PLC, 12.00%, 11/30/2028(a)	12,898,000	13,806,883
US Foods, Inc., 6.88%, 09/15/2028(a)	4,087,000	4,182,252
		29,948,378
Retailing - 0.8%
Bath & Body Works, Inc., 7.50%, 06/15/2029	1,171,000	1,185,949
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	10,230,000	10,301,252

The accompanying notes are an integral part of these financial statements.

19

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
CORPORATE BONDS - (Continued)
Retailing - (Continued)
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(a)	$787,000	$786,460
Wayfair LLC, 7.25%, 10/31/2029(a)	5,193,000	5,304,385
		17,578,046
Technology Hardware - 2.5%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(a)	14,038,000	14,295,022
Entegris, Inc., 3.63%, 05/01/2029(a)	3,649,000	3,471,517
Kioxia Holdings Corp., 6.25%, 07/24/2030(a)	5,392,000	5,483,820
NCR Voyix Corp.
5.00%, 10/01/2028(a)	9,506,000	9,166,936
5.13%, 04/15/2029(a)	3,475,000	3,327,095
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/2029(a)	5,910,000	5,724,772
8.25%, 12/15/2029(a)	10,025,000	10,534,701
		52,003,863
Technology: Software & Services - 3.1%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(a)	2,394,000	2,378,054
Black Pearl Compute LLC, 6.13%, 02/15/2031(a)	1,001,000	1,020,066
Cloud Software Group, Inc.
6.50%, 03/31/2029(a)	7,775,000	7,592,717
9.00%, 09/30/2029(a)	9,810,000	9,472,817
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	2,096,000	2,078,112
CoreWeave, Inc., 9.25%, 06/01/2030(a)	2,015,000	1,959,818
Elastic NV, 4.13%, 07/15/2029(a)	6,689,000	6,279,950
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	2,970,000	2,908,414
Fair Isaac Corp., 4.00%, 06/15/2028(a)	2,300,000	2,233,691
Gen Digital, Inc.
6.75%, 09/30/2027(a)	10,986,000	11,006,126
7.13%, 09/30/2030(a)	553,000	558,745
Open Text Corp.
6.90%, 12/01/2027(a)	6,266,000	6,435,520
3.88%, 02/15/2028(a)	168,000	161,911
3.88%, 12/01/2029(a)	1,449,000	1,296,528
Open Text Holdings, Inc., 4.13%, 02/15/2030(a)	5,856,000	5,237,565
Rocket Software, Inc., 9.00%, 11/28/2028(a)	563,000	562,743
UKG, Inc., 6.88%, 02/01/2031(a)	5,065,000	4,954,433
		66,137,210

	Principal Value	Value
Telecom Services: Diversified - 2.2%
Frontier Communications Holdings LLC
5.00%, 05/01/2028(a)	$7,918,000	$7,921,035
6.00%, 01/15/2030(a)	2,890,000	2,909,138
8.75%, 05/15/2030(a)	4,484,000	4,604,355
Iliad Holding SAS, 7.00%, 10/15/2028(a)	7,453,000	7,506,759
Level 3 Financing, Inc.
3.63%, 01/15/2029(a)	1,824,000	1,714,560
3.75%, 07/15/2029(a)	2,000,000	1,862,500
SBA Communications Corp.
3.88%, 02/15/2027	6,478,000	6,416,007
3.13%, 02/01/2029	1,362,000	1,291,415
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	2,450,000	2,381,654
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	7,551,000	7,897,115
Zayo Group Holdings, Inc., 9.25% (or .50% PIK), 03/09/2030(a)	2,000,000	1,989,440
		46,493,978
Transportation - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028(a)	2,851,000	2,783,766
XPO, Inc., 6.25%, 06/01/2028(a)	7,924,000	8,036,862
		10,820,628
Utilities: Power - 2.7%
NRG Energy, Inc.
5.75%, 01/15/2028	6,520,000	6,535,673
5.25%, 06/15/2029(a)	10,513,000	10,414,204
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)	6,837,000	7,175,685
Vistra Operations Co. LLC
5.63%, 02/15/2027(a)	11,786,000	11,791,294
5.00%, 07/31/2027(a)	8,301,000	8,275,608
4.38%, 05/01/2029(a)	10,645,000	10,398,335
WBI Operating LLC, 6.25%, 10/15/2030(a)	3,105,000	3,125,602
		57,716,401
Utilities: Propane - 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	7,447,000	7,501,817
9.50%, 06/01/2030(a)	1,755,000	1,866,350
		9,368,167
TOTAL CORPORATE BONDS (Cost $1,934,018,971)		1,927,667,120

The accompanying notes are an integral part of these financial statements.

20

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - 5.6%
Aerospace & Defense - 0.2%
TransDigm, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor)	$4,214,105	$4,218,887
Auto Retail - 0.0%(c)
LS Group OpCo Acquistion LLC, Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)	7,941	7,941
Chemicals - 0.1%
SCIH Salt Holdings, Inc., Senior Secured First Lien, 6.35% (6 mo. SOFR US + 2.75%), 01/31/2029, (0.00% Floor)	1,142,056	1,140,628
Commercial Services - 0.4%
Camelot US Acquisition LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 01/31/2031, (0.00% Floor)	2,485,000	2,159,365
CoreLogic, Inc., Senior Secured First Lien, 7.40% (1 mo. SOFR US + 3.50%), 06/02/2028, (0.50% Floor)	3,134,781	3,005,487
Garda World Security Corp., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 02/01/2029, (0.00% Floor)	3,141,635	3,125,927
		8,290,779
Consumer Discretionary - 0.1%
Wand NewCo 3, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 01/30/2031, (0.00% Floor)	3,121,690	3,100,400
Financials: Diversified - 0.1%
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 8.92% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor)	1,700,000	1,687,675
Financials: Insurance - 0.5%
Acrisure LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor)	5,563,607	5,400,871
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
6.37% (6 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	1,246,397	1,219,138

	Principal Value	Value
6.45% (3 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	$60,710	$59,383
Asurion LLC, Senior Secured First Lien, 7.92% (1 mo. Term SOFR + 4.25%), 09/19/2030	4,475,418	4,430,663
		11,110,055
Healthcare: Facilities - 0.2%
Surgery Center Holdings, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 12/19/2030, (0.00% Floor)	2,340,464	2,344,127
Team Health Holdings, Inc., Senior Secured First Lien, 7.66% (3 mo. SOFR US + 4.00%), 06/30/2028, (0.00% Floor)	2,121,920	2,117,443
		4,461,570
Healthcare: Managed Health Care - 0.5%
Cotiviti, Inc., Senior Secured First Lien
6.42% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor)	1,266,785	1,170,199
7.63%, 05/01/2031	9,145,909	8,551,424
		9,721,623
Healthcare: Pharma & Biotech - 0.5%
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.00%), 11/15/2027, (0.00% Floor)	7,375,000	7,376,512
Jazz Financing Lux Sarl, Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 05/05/2028, (0.50% Floor)	3,281,685	3,298,094
		10,674,606
Leisure: Hotels - 0.3%
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 08/02/2028, (0.50% Floor)	4,397,789	4,400,142
Sabre GLBL, Inc., Senior Secured First Lien
10.12% (1 mo. SOFR US + 6.25%), 07/30/2029, (0.00% Floor)	754,845	598,686
9.77% (1 mo. Term SOFR + 6.00%), 11/15/2029	634,548	503,476
		5,502,304
Leisure: Restaurants - 0.4%
IRB Holding Corp., Senior Secured First Lien, 6.18% (1 mo. SOFR US + 2.50%), 12/16/2030, (0.00% Floor)	7,894,790	7,884,921

The accompanying notes are an integral part of these financial statements.

21

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Principal Value	Value
BANK LOANS - (Continued)
Media: Entertainment - 0.5%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien, 7.45% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	$8,142,744	$7,728,848
Playtika Holding Corp., Senior Secured First Lien, 6.65% (1 mo. SOFR US + 2.75%), 03/13/2028, (0.00% Floor)	3,856,176	3,638,051
		11,366,899
Retailing - 0.2%
Restoration Hardware, Inc., Senior Secured First Lien, 6.29% (1 mo. Term SOFR + 2.50%), 10/20/2028	3,989,132	3,889,404
Technology: Software & Services - 1.3%
Boxer Parent Co., Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor)	5,193,374	4,829,293
Delivery Hero Finco LLC, Senior Secured First Lien, 8.64% (3 mo. SOFR US + 5.00%), 12/12/2029, (0.50% Floor)	5,405,548	5,322,789
Ensono, Inc., Senior Secured First Lien, 7.90% (1 mo. SOFR US + 4.00%), 05/30/2028, (0.75% Floor)	4,341,657	4,057,626
McAfee Corp., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)	3,589,736	3,217,301
MH Sub I LLC, Senior Secured First Lien, 7.92% (1 mo. SOFR US + 4.25%), 05/03/2028, (0.50% Floor)	2,693	2,322
Modena Buyer LLC, Senior Secured First Lien, 7.92% (3 mo. SOFR US + 4.25%), 07/01/2031, (0.00% Floor)	1,989,716	1,792,675
Polaris Newco LLC, Senior Secured First Lien, 8.04% (3 mo. SOFR US + 4.00%), 06/05/2028, (0.50% Floor)	6,715,289	5,928,358
Proofpoint, Inc., Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)	5,172	5,015

	Principal Value	Value
RealPage, Inc., Senior Secured First Lien, 7.08% (3 mo. SOFR US + 3.00%), 04/24/2028, (0.50% Floor)	$2,237	$2,148
Rocket Software, Inc., Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 11/28/2028, (0.50% Floor)	3,381,985	3,251,643
		28,409,170
Telecom Services: Diversified - 0.1%
Cincinnati Bell, Inc., First Lien, 5.92% (1 mo. Term SOFR + 2.25%), 11/24/2028	3,099,113	3,097,455
Transportation - 0.2%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 04/20/2028, (0.00% Floor)	3,603,590	3,576,563
TOTAL BANK LOANS (Cost $122,073,832)		118,140,880
CONVERTIBLE BONDS - 0.6%
Leisure: Hotels - 0.2%
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	3,334,000	3,208,975
Real Estate: Management - 0.2%
Redfin Corp., 0.50%, 04/01/2027	4,733,000	4,538,947
Retailing - 0.2%
Etsy, Inc., 0.25%, 06/15/2028	5,155,000	4,615,787
TOTAL CONVERTIBLE BONDS (Cost $12,263,510)		12,363,709
	Shares
SHORT-TERM INVESTMENTS(e)
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 3.58%(d)	16,471,514	16,471,514
TOTAL MONEY MARKET FUNDS (Cost $16,471,514)		16,471,514
TOTAL INVESTMENTS - 98.4% (Cost $2,084,827,827)		$2,074,643,223
Other Assets in Excess of Liabilities - 1.6%		33,350,175
TOTAL NET ASSETS - 100.0%		$2,107,993,398

The accompanying notes are an integral part of these financial statements.

22

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $1,638,562,931 or 77.7% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)	All or a portion is posted as collateral for delayed settlement securities.
The accompanying notes are an integral part of these financial statements.

23

SHENKMAN CAPITAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
ASSETS:
Investments, at value	$281,085,035	$2,074,643,223
Receivable for investments sold	12,047,108	24,008,371
Interest receivable	1,553,975	32,856,801
Receivable for fund shares sold	331,207	983,986
Cash	314,201	235,884
Dividends receivable	40,816	154,862
Prepaid expenses and other assets	26,417	138,198
Total assets	295,398,759	2,133,021,325
LIABILITIES:
Payable for investments purchased	19,283,409	17,738,943
Payable for capital shares redeemed	343,178	3,279,193
Distributions payable	142,957	2,453,127
Payable for fund administration and accounting fees	82,096	293,451
Payable to Advisor (Note 4)	75,944	969,997
Payable for transfer agent fees and expenses	28,630	78,985
Payable for audit fees	14,076	15,937
Payable for printing and mailing	6,436	12,467
Payable for legal fees	3,247	2,868
Payable for compliance fees	3,108	3,108
Payable for expenses and other liabilities	1,846	7,123
Payable for custodian fees	1,647	19,879
Payable for distribution and shareholder servicing fees	199	152,037
Payable for directors fees	174	812
Total liabilities	19,986,947	25,027,927
NET ASSETS	$275,411,812	$2,107,993,398
Net Assets Consists of:
Paid-in capital	$312,963,926	$2,155,358,076
Total accumulated deficit	(37,552,114)	(47,364,678)
Total net assets	$275,411,812	$2,107,993,398
Class A
Net assets	$—	$27,341,107
Shares issued and outstanding(a)	—	2,796,601
Net asset value, redemption price per share(2)	$—	$9.78
Max offering price per share (net asset value per share divided by 0.97)(1)	$—	$10.08
Class C
Net assets	$—	$27,908,072
Shares issued and outstanding(a)	—	2,865,420
Net asset value, offering price and redemption price per share(2)	$—	$9.74

The accompanying notes are an integral part of these financial statements.

24

SHENKMAN CAPITAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)(Continued)

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
Class F
Net assets	$5,881,422	$882,767,585
Shares issued and outstanding(a)	672,566	90,540,941
Net asset value, offering price and redemption price per share(2)	$8.74	$9.75
Institutional Class
Net assets	$269,530,390	$1,169,976,634
Shares issued and outstanding(a)	30,817,326	119,837,001
Net asset value, offering price and redemption price per share(2)	$8.75	$9.76
Cost:
Investments, at cost	$290,379,853	$2,084,827,827

(a)	Unlimited shares authorized without par value.
(1)	Reflects a maximum sales charge of 3.00%.
(2)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

25

SHENKMAN CAPITAL FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
INVESTMENT INCOME:
Dividend income	$687,686	$1,586,606
Interest income	10,206,970	57,602,768
Consent and term loan fee income	101,777	159,903
Other income	—	99,390
Total investment income	10,996,433	59,448,667
EXPENSES:
Investment advisory fee (Note 4)	696,101	5,523,928
Fund administration and accounting fees (Note 4)	162,101	660,972
Transfer agent fees and expenses (Note 4)	54,217	145,151
Federal and state registration fees	19,702	48,118
Audit fees	14,077	15,937
Reports to shareholders	13,149	25,605
Trustees’ fees	11,167	10,853
Custodian fees (Note 4)	9,124	50,957
Compliance fees (Note 4)	6,233	6,233
Miscellaneous fees	4,280	11,373
Legal fees	3,651	4,062
Insurance fees	1,425	4,178
Shareholder service costs - Class F (Note 6)	585	371,471
Shareholder service costs - Class C (Note 6)	—	6,822
Shareholder service costs - Class A (Note 6)	—	7,926
Distribution expenses - Class C (Note 5)	—	132,878
Distribution expenses - Class A (Note 5)	—	37,266
Total expenses	995,812	7,063,730
Expense reimbursement by Advisor	(243,435)	(36,817)
Expense recoupment by Advisor	—	57,726
Net expenses	752,377	7,084,639
Net investment income	10,244,056	52,364,028
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,494,133)	2,323,385
Net realized gain (loss)	(3,494,133)	2,323,385
Net change in unrealized appreciation (depreciation) on:
Investments	(5,805,945)	(28,319,360)
Foreign currency translation	(211)	—
Net change in unrealized appreciation (depreciation)	(5,806,156)	(28,319,360)
Net realized and unrealized loss	(9,300,289)	(25,995,975)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$943,767	$26,368,053

The accompanying notes are an integral part of these financial statements.

26

SHENKMAN CAPITAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Shenkman Capital Floating Rate High Income Fund		Shenkman Capital Short Duration High Income Fund
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income	$10,244,056	$20,852,933	$52,364,028	$93,517,327
Net realized gain (loss)	(3,494,133)	(543,610)	2,323,385	7,056,811
Net change in unrealized appreciation (depreciation) on:
Investments	(5,805,945)	(2,723,474)	(28,319,360)	(5,817,004)
Foreign currency translation	(211)	—	—	—
Net change in unrealized appreciation (depreciation)	(5,806,156)	(2,723,474)	(28,319,360)	(5,817,004)
Net increase in net assets from operations	943,767	17,585,849	26,368,053	94,757,134
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	—	(736,068)	(1,602,676)
From earnings - Class C	—	—	(568,973)	(1,088,517)
From earnings - Class F	(250,104)	(683,082)	(23,556,662)	(46,151,406)
From earnings - Institutional Class	(9,987,840)	(20,175,234)	(27,729,748)	(44,711,998)
Total distributions to shareholders	(10,237,944)	(20,858,316)	(52,591,451)	(93,554,597)
CAPITAL TRANSACTIONS:
Shares sold - Class A	—	—	9,879,288	17,724,747
Shares issued from reinvestment of distributions - Class A	—	—	296,046	819,933
Shares redeemed - Class A	—	—	(13,340,801)	(20,505,379)
Redemption fees - Class A	—	—	29	54
Shares sold - Class C	—	—	4,888,787	8,233,619
Shares issued from reinvestment of distributions - Class C	—	—	248,642	458,095
Shares redeemed - Class C	—	—	(1,843,032)	(6,404,308)
Redemption fees - Class C	—	—	26	45
Shares sold - Class F	416,605	2,070,990	147,616,704	368,098,488
Shares issued from reinvestment of distributions - Class F	224,093	581,434	13,300,787	25,156,220
Shares redeemed - Class F	(2,788,075)	(5,086,007)	(168,685,330)	(255,522,761)
Redemption fees - Class F	63	134	870	1,539
Shares sold - Institutional Class	15,790,341	17,114,203	437,530,615	433,705,538
Shares issued from reinvestment of distributions - Institutional Class	9,216,732	18,536,548	24,646,313	32,816,034
Shares redeemed - Institutional Class	(20,012,511)	(22,447,170)	(197,277,969)	(595,770,920)
Redemption fees - Institutional Class	2,373	3,710	993	1,572
Net increase in net assets from capital transactions	2,849,621	10,773,842	257,261,968	8,812,516
Net increase (decrease) in net assets	(6,444,556)	7,501,375	231,038,570	10,015,053

The accompanying notes are an integral part of these financial statements.

27

SHENKMAN CAPITAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Shenkman Capital Floating Rate High Income Fund		Shenkman Capital Short Duration High Income Fund
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
NET ASSETS:
Beginning of the period	$281,856,368	$274,354,993	$1,876,954,828	$1,866,939,775
End of the period	$275,411,812	$281,856,368	$2,107,993,398	$1,876,954,828
SHARES TRANSACTIONS
Shares sold - Class A	—	—	995,839	1,797,690
Shares issued from reinvestment of distributions - Class A	—	—	29,958	83,274
Shares redeemed - Class A	—	—	(1,346,706)	(2,080,810)
Shares sold - Class C	—	—	495,559	836,633
Shares issued from reinvestment of distributions - Class C	—	—	25,271	46,673
Shares redeemed - Class C	—	—	(187,128)	(653,139)
Shares sold - Class F	47,108	226,838	14,938,915	37,404,267
Shares issued from reinvestment of distributions - Class F	25,182	63,929	1,350,113	2,560,233
Shares redeemed - Class F	(312,259)	(557,548)	(17,087,177)	(26,002,629)
Shares sold - Institutional Class	1,766,115	1,875,694	44,272,250	43,886,722
Shares issued from reinvestment of distributions - Institutional Class	1,036,627	2,038,411	2,499,955	3,335,465
Shares redeemed - Institutional Class	(2,240,657)	(2,458,619)	(19,913,337)	(60,519,558)
Total increase in shares outstanding	322,116	1,188,705	26,073,512	694,821

The accompanying notes are an integral part of these financial statements.

28

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS F

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.04	$9.15	$9.14	$8.83	$9.50	$9.22
INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.68	0.76	0.69	0.37	0.30
Net realized and unrealized gain (loss) on investments(b)	(0.30)	(0.10)	0.01	0.31	(0.67)	0.29
Total from investment operations	0.03	0.58	0.77	1.00	(0.30)	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.69)	(0.76)	(0.69)	(0.37)	(0.31)
Total distributions	(0.33)	(0.69)	(0.76)	(0.69)	(0.37)	(0.31)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.74	$9.04	$9.15	$9.14	$8.83	$9.50
Total return(d)	0.31%	6.51%	8.77%	11.75%	−3.26%	6.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,882	$8,251	$10,793	$9,956	$9,141	$10,312
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	0.73%	0.73%	0.74%	0.72%	0.71%	0.82%
After expense reimbursement/ recoupment(e)(f)	0.56%	0.55%	0.56%	0.56%	0.54%	0.60%
Ratio of net investment income to average net assets(e)(f)	7.32%	7.49%	8.23%	7.67%	3.95%	3.14%
Portfolio turnover rate(d)	40%	83%	70%	40%	39%	59%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

29

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.04	$9.15	$9.14	$8.83	$9.50	$9.22
INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.69	0.76	0.70	0.37	0.31
Net realized and unrealized gain (loss) on investments(b)	(0.29)	(0.11)	0.01	0.31	(0.67)	0.28
Total from investment operations	0.04	0.58	0.77	1.01	(0.30)	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.69)	(0.76)	(0.70)	(0.37)	(0.31)
Total distributions	(0.33)	(0.69)	(0.76)	(0.70)	(0.37)	(0.31)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.75	$9.04	$9.15	$9.14	$8.83	$9.50
Total return(d)	0.43%	6.53%	8.79%	11.77%	−3.26%	6.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$269,530	$273,605	$263,562	$283,148	$289,962	$277,303
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)(f)	0.71%	0.72%	0.72%	0.70%	0.71%	0.76%
After expense reimbursement/ recoupment(e)(f)	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets(e)(f)	7.36%	7.53%	8.25%	7.68%	4.00%	3.27%
Portfolio turnover rate(d)	40%	83%	70%	40%	39%	59%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

30

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.90	$9.88	$9.58	$9.30	$10.09	$9.93
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.53	0.53	0.45	0.30	0.26
Net realized and unrealized gain (loss) on investments(b)	(0.12)	0.02	0.31	0.28	(0.79)	0.16
Total from investment operations	0.12	0.55	0.84	0.73	(0.49)	0.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.53)	(0.54)	(0.45)	(0.30)	(0.26)
Total distributions	(0.24)	(0.53)	(0.54)	(0.45)	(0.30)	(0.26)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.78	$9.90	$9.88	$9.58	$9.30	$10.09
Total return(d)	1.26%	5.77%	8.93%	7.99%	−4.99%	4.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,341	$30,863	$32,784	$21,087	$20,992	$20,580
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.95%	0.97%	0.99%	0.96%	0.96%	0.98%
After expense reimbursement/ recoupment(e)	0.95%	0.96%	0.96%	0.96%	0.95%	0.96%
Ratio of net investment income to average net assets(e)	4.95%	5.41%	5.49%	4.76%	3.04%	2.61%
Portfolio turnover rate(d)	29%	72%	59%	51%	50%	80%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

31

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.86	$9.85	$9.55	$9.27	$10.06	$9.90
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.46	0.46	0.38	0.23	0.19
Net realized and unrealized gain (loss) on investments(b)	(0.12)	0.01	0.30	0.28	(0.80)	0.15
Total from investment operations	0.09	0.47	0.76	0.66	(0.57)	0.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.46)	(0.46)	(0.38)	(0.22)	(0.18)
Total distributions	(0.21)	(0.46)	(0.46)	(0.38)	(0.22)	(0.18)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.74	$9.86	$9.85	$9.55	$9.27	$10.06
Total return(d)	0.89%	4.90%	8.16%	7.23%	−5.71%	3.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,908	$24,973	$22,666	$18,502	$15,554	$16,546
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.70%	1.71%	1.73%	1.70%	1.70%	1.73%
After expense reimbursement/ recoupment(e)	1.70%	1.70%	1.70%	1.70%	1.69%	1.71%
Ratio of net investment income to average net assets(e)	4.22%	4.67%	4.75%	4.03%	2.31%	1.86%
Portfolio turnover rate(d)	29%	72%	59%	51%	50%	80%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

32

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS F

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.87	$9.86	$9.56	$9.28	$10.06	$9.91
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.56	0.56	0.47	0.32	0.28
Net realized and unrealized gain (loss) on investments(b)	(0.12)	0.01	0.30	0.28	(0.78)	0.15
Total from investment operations	0.14	0.57	0.86	0.75	(0.46)	0.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.56)	(0.56)	(0.47)	(0.32)	(0.28)
Total distributions	(0.26)	(0.56)	(0.56)	(0.47)	(0.32)	(0.28)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.75	$9.87	$9.86	$9.56	$9.28	$10.06
Total return(d)	1.37%	5.91%	9.21%	8.25%	−4.79%	4.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$882,768	$901,866	$762,693	$795,530	$682,182	$671,520
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.73%	0.74%	0.74%	0.73%	0.74%	0.76%
After expense reimbursement/ recoupment(e)	0.73%	0.73%	0.71%	0.73%	0.73%	0.74%
Ratio of net investment income to average net assets(e)	5.18%	5.64%	5.73%	5.00%	3.28%	2.83%
Portfolio turnover rate(d)	29%	72%	59%	51%	50%	80%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

33

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.89	$9.87	$9.57	$9.29	$10.07	$9.92
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.56	0.57	0.49	0.33	0.29
Net realized and unrealized gain (loss) on investments(b)	(0.13)	0.02	0.30	0.27	(0.79)	0.15
Total from investment operations	0.13	0.58	0.87	0.76	(0.46)	0.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.56)	(0.57)	(0.48)	(0.32)	(0.29)
Total distributions	(0.26)	(0.56)	(0.57)	(0.48)	(0.32)	(0.29)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.76	$9.89	$9.87	$9.57	$9.29	$10.07
Total return(d)	1.31%	6.09%	9.28%	8.32%	−4.62%	4.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,169,976	$919,253	$1,048,797	$724,207	$719,148	$620,753
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.65%	0.66%	0.68%	0.65%	0.66%	0.67%
After expense reimbursement/ recoupment(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(e)	5.27%	5.71%	5.80%	5.07%	3.39%	2.91%
Portfolio turnover rate(d)	29%	72%	59%	51%	50%	80%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

34

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek to generate a high level of current income. The Short Duration High Income Fund currently offers Class A, Class C, Class F, and Institutional Class shares. Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.
The Floating Rate High Income Fund currently offers Class F and Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014 and Class F shares became available for purchase on March 1, 2017.
Each class of shares differs principally in its respective distribution expenses, service fees and sales charges on Class A and contingent deferred sales charge (“CDSC”) for Class C. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date. Securities sold are determined on a specific identification process. Interest income is recorded on an accrual basis. The Funds may receive other income, such as amendment fees, consent fees and commitment fees. These fees are recorded as income when the Funds become aware of their existence and are included in consent and term loan fee income in the statements of operations. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Each Fund distributes substantially all of its net investment income, if any, monthly, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles

35

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in a Fund’s net asset value. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.
Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. Redemption fees retained are disclosed in the statements of changes.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Bridge Loan Commitments – In connection with floating rate loan interests, the Funds may also enter into bridge loan commitments. Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. At March 31, 2026, the Funds did not have any outstanding bridge loan commitments.
Unfunded Loan Commitments – Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2026, the Floating Rate High Income Fund and the Short Duration High Income Fund had $209,036 and $0, respectively, (reflected at par) in outstanding unfunded loan commitments.
Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2026, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

36

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Debt Securities – Debt securities, such as corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in Level 2 of the fair value hierarchy.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At March 31, 2026, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities have been classified as liquid under the Funds’ liquidity risk management program.

37

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment Advisor, Shenkman Capital Management, Inc. (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2026:
Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$240,416,774	$—	$240,416,774
Exchange Traded Funds	14,142,838	—	—	14,142,838
Corporate Bonds	—	13,863,017	12,310	13,875,327
Common Stocks	—	621	65,223	65,844
Money Market Funds	12,584,252	—	—	12,584,252
Total Investments	$26,727,090	$254,280,412	$77,533	$281,085,035

Refer to the Schedule of Investments for further disaggregation of investment categories.
Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$1,927,667,120	$—	$1,927,667,120
Bank Loans	—	118,140,880	—	118,140,880
Convertible Bonds	—	12,363,709	—	12,363,709
Money Market Funds	16,471,514	—	—	16,471,514
Total Investments	$16,471,514	$2,058,171,709	$—	$2,074,643,223

Refer to the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of the Floating Rate High Income Fund’s Level 3 investments for which significant unobservable inputs were used in determining fair value. The Short Duration High Income Fund did not hold Level 3 investments at March 31, 2026 and as such no reconciliation is presented.

Floating Rate High Income Fund Level 3 Reconciliation Disclosure	Corporate Bonds	Equities	Total
Beginning balance as of September 30, 2025	$14,901	$0	$14,901
Accretion	324	0	324
Corporate Actions	0	65,223	65,223
Unrealized appreciation/(depreciation)	(2,915)	0	(2,915)
Ending balance as of March 31, 2026	$12,310	$65,223	$77,533
Change in unrealized appreciation/(depreciation) still held as of March 31, 2026	$(2,915)

38

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. At March 31, 2026, the Floating Rate High Income Fund and the Short Duration High Income Fund had derivative exposure of 3.12% and 0.97%, respectively, of each Fund’s Net Asset Value. The exposure was due to unsettled bank loans held for more than 35 days.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Chief Operating Officer and Chief Financial Officer, who serve jointly as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency of income tax disclosures, primarily related to the effective tax rate reconciliation and income taxes paid. Management evaluated the guidance in ASU 2023-09 and determined that adoption of the standard did not have a material impact on its financial statements or related disclosures. Accordingly, no changes were made to the Funds’ income tax disclosures upon adoption.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Advisor, pursuant to which the Advisor is responsible for providing investment management services to each Fund. The Advisor furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly, based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

For the period ended March 31, 2026 the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $696,101 and $5,523,928, respectively, in advisory fees. Advisory fees payable to the Advisor at March 31, 2026 for the Floating Rate High Income Fund and the Short Duration High Income Fund were $75,944 and $969,997, respectively. The amounts shown on the statements of assets and liabilities are net amounts due to the Advisor.
Each Fund is responsible for its own operating expenses, including Rule 12b-1 fees, shareholder servicing plan fees, custodian fees, taxes, transfer agency fees, interest and other customary Fund expenses. However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Floating Rate High Income Fund and Short Duration High Income Fund expenses in order to limit each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to the following amounts of the average daily net assets:

Floating Rate High Income Fund:	0.54%
Short Duration High Income Fund:	0.65%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in any subsequent month in the

39

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the period ended March, 31, 2026, the Advisor reduced its fees in the amount of $243,435 for the Floating Rate High Income Fund and in the amount of $36,817 for the Short Duration High Income Fund. The Floating Rate High Income Fund and the Short Duration High Income Fund reimbursed the Advisor $0 and $57,726, respectively, during the period ended March 31, 2026. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Fund	9/30/2026	9/30/2027	9/30/2028	3/31/2029	Total
Floating Rate High Income Fund	$235,047	$485,445	$486,547	$243,435	$1,450,474
Short Duration High Income Fund	—	421,071	288,719	36,817	746,607

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended March 31, 2026, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Short Duration High Income Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Short Duration High Income Fund’s Class A shares and up to 1.00% of the average daily net assets of the Short Duration High Income Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended March 31, 2026, the Short Duration High Income Fund incurred distribution expenses on its Class A and Class C shares of $37,266 and $132,878, respectively.
NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Class A, Class C, and Class F shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period ended March 31, 2026, the Floating Rate High Income Fund’s Class F shares incurred

40

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
$585 in shareholder servicing fees. For the period ended March 31, 2026, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $7,926, $6,822 and $371,471, respectively, in shareholder servicing fees.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the period ended March 31, 2026, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$110,452,845	$110,054,222
Short Duration High Income Fund	812,208,962	551,042,173

The Funds had no purchases or sales of U.S. government obligations during the period ended March 31, 2026.
NOTE 8 – LINES OF CREDIT
The Floating Rate High Income Fund has a secured line of credit in the amount of $40,000,000 or 20% of the market value or 33% of the fair value of the unencumbered assets of the Fund. The Short Duration High Income Fund has a secured line of credit in the amount of $165,000,000 or 20% of the market value or 33% of the fair value of the unencumbered assets of the Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the period ended March 31, 2026, neither Fund drew upon their line of credit nor had any outstanding loan amounts.
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2025, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Floating Rate High Income Fund	Short Duration High Income Fund
Cost of investments	$289,945,401	$1,848,704,206
Gross unrealized appreciation	2,374,733	20,608,366
Gross unrealized depreciation	(5,997,186)	(2,659,021)
Net unrealized appreciation (depreciation)	(3,622,453)	17,949,345
Undistributed ordinary income	198,859	2,680,782
Total distributable earnings	198,859	2,680,782
Other accumulated losses	(24,834,343)	(41,771,407)
Total accumulated earnings (losses)	$(28,257,937)	$(21,141,280)

At September 30, 2025, the Funds’ most recently completed fiscal year end, the Funds had tax basis capital losses to offset future gains as follows:

Capital Loss Carryover	Floating Rate High Income Fund	Short Duration High Income Fund	Expiration Date
Long-Term	$23,856,280	$28,791,563	No Expiration
Short-Term	831,472	10,555,272	No Expiration
Total	$24,687,752	$39,346,835	No Expiration

41

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
During the tax year ended September 30, 2025, the Funds’ most recently completed fiscal year, the Funds used/(generated) the following capital loss carryforwards:

	Floating Rate High Income Fund	Short Duration High Income Fund
Long-Term	$(806,413)	$3,273,032
Short-Term	323,784	2,419,732
Total	$(482,629)	$5,692,764

The tax character of distributions paid during the period ended March 31, 2026 and the year ended September 30, 2025 were as follows:
Floating Rate High Income Fund

	Period Ended March 31, 2026	Year Ended September 30, 2025
Ordinary income	$10,237,944	$20,858,316
Total distributions paid	$10,237,944	$20,858,316

Short Duration High Income Fund

	Period Ended March 31, 2026	Year Ended September 30, 2025
Ordinary income	$52,591,451	$93,554,597
Total distributions paid	$52,591,451	$93,554,597

NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, the Short Duration High Income Fund did not have any percentage of control ownership positions greater than 25%. As of March 31, 2026, the Floating Rate High Income Fund’s percentage of control ownership positions greater than 25% was as follows:

Fund	Shareholder	Percent of Shares Held
Floating Rate High Income Fund	National Financial Services LLC	35.50%

NOTE 11 – OFFICERS
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.
NOTE 12 – TRUSTEES
Effective December 31, 2025, Joe Redwine retired from the Board.
NOTE 13 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to both Funds, unless specifically noted.
Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors,

42

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
High Yield Risk. Bonds and loans rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds or loans”) typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans. Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality instruments, which may limit a Fund’s ability to sell such instruments at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated instruments may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.
Bank Loan Risk. A Fund’s investments in assignments of secured and unsecured bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, such Fund’s share price could be adversely affected. A Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund. A Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.
Counterparty Risk. Each Fund may establish relationships to obtain financing and prime brokerage services that permit the Fund to trade in any variety of markets or asset classes over time. However, there can be no assurance that a Fund will be able to establish or maintain such relationships, which could prevent the Fund from trading at optimal rates and terms. Moreover, a disruption in the financing and prime brokerage services provided by any such relationships could have an impact on a Fund’s business due to the Fund’s reliance on such counterparties.
When a Fund enters into a contract directly with dealer counterparties, the Fund is exposed to the risk that a counterparty will not settle a transaction in accordance with its terms because of a solvency or liquidity problem with the counterparty. Delays in settlement may also result from disputes over the terms of the contract (whether or not bona fide). In addition, each Fund may have a concentrated risk in a particular counterparty, which may mean that if such counterparty were to become insolvent or have a liquidity problem, losses would be greater than if the Fund had entered into contracts with multiple counterparties. If there is a default by a counterparty, a Fund under most normal circumstances will have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the net asset value of a Fund being less than if the Fund had not entered into the transaction. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. In such case, the recovery of a Fund’s collateral from such counterparty or the payment of claims therefor may be significantly delayed and the Fund may recover

43

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
substantially less than the full value of the collateral entrusted to such counterparty. In addition, there are a number of proposed rules that, if they were to go into effect, may impact the laws that apply to insolvency proceeding and may impact whether a Fund may terminate its agreement with an insolvent counterparty.
Credit Risk. A company may not be able to repay its debt. The Funds invest primarily in “high yield” securities and loans (i.e., rated below Baa3 or BBB- by one or more nationally recognized statistical rating organizations or are unrated but are of comparable credit quality to obligations rated below investment-grade). High yield securities and loans have greater credit risk than more highly rated debt obligations and have a greater possibility that an adverse change in the financial condition of the issuer or the economy may impair the ability of the issuer to make payments of principal and interest. Bankruptcy and similar laws applicable to issuers of the high yield securities and loans may also limit the amount of a Fund’s recovery if the issuer becomes insolvent. High yield securities and loans have historically experienced greater default rates than has been the case for investment-grade securities.
Impairment of Collateral Risk. The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.
Interest Rate Risk. Each Fund’s investments in fixed-income instruments will change in value based on changes in interest rates. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio investment in fixed-rate obligations can be expected to decline. Although the value of each Fund’s investments will vary, the fluctuations in value of a Fund’s investments in floating rate instruments should be minimized as a result of changes in market interest rates. However, because floating rates on loans and other instruments only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of a Fund.
Over the past several years, the Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the Federal Reserve, which has raised, and may continue to raise, interest rates. If interest rates rise, a Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and a Fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. A Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
Investment Risk. Neither Fund is a complete investment program and you may lose money by investing in the Funds. Each Fund invests primarily in debt obligations issued by non-investment grade companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, a Fund’s investments. Prices of the investments held by the Funds may be volatile, and a variety of other factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of a Fund’s activities and the value of its investments.
Liquidity Risk. Low or lack of trading volume may make it difficult to sell instruments held by the Funds at quoted market prices. The Funds’ investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists. For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.
Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risk and conversion value-related equity risk. Convertible

44

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk. If a convertible bond held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption and convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund. Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. When a convertible bond’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock’s price.
Foreign Instruments Risk. Foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. Investment in foreign issuers includes risks such as less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; less developed legal structures governing private or foreign investment; and the imposition of foreign exchange limitations (including currency blockage). The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a Fund’s investments.
Management Risk. Each Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to produce the desired results. The success of a Fund is largely dependent upon the ability of the Advisor to manage the Fund and implement the Fund’s investment program. If a Fund were to lose the services of the Advisor or its senior officers, the Fund may be adversely affected. Additionally, if a Fund or any of the other accounts managed by the Advisor were to incur substantial losses or were subject to an unusually high level of redemptions or withdrawals, the revenues of the Advisor may decline substantially. Such losses and/or withdrawals may impair the Advisor’s ability to retain employees and its ability to provide the same level of service to a Fund as it has in the past and continue operations.
Market Risk. The prices of some or all of the instruments in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers. The success of each Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, commodity prices, economic uncertainty, changes in laws (including laws relating to taxation of each Fund’s investments), trade barriers, currency exchange controls, and national and international political circumstances (including wars, terrorist acts or security operations). These factors may affect the level and volatility of the prices and the liquidity of each Fund’s investments. Volatility or illiquidity could impair each Fund’s profitability or result in losses. The Funds may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets. There can be no assurance that what is perceived as an investment opportunity will not, in fact, result in substantial losses. There is more risk that prices will go down for investors investing over short time horizons.
Leverage Risk. Any event that adversely affects the value of an investment, either directly or indirectly would be magnified to the extent that leverage is used. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing leverage could result in a loss to a Fund that would be greater than if leverage were not employed. Additionally, any leverage obtained, if terminated on short notice by the lender, could result in a Fund being forced to unwind positions quickly and at prices below what the Fund deems to be fair value for the positions.

45

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Preferred Stock Risk. The value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities. While most preferred stocks pay a dividend, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Funds might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.
U.S. Government Obligations Risk. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund may be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.
Initial Public Offering (“IPO”) and Unseasoned Company Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. If a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. The level of risk will be increased to the extent that a Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history).
When-Issued Instruments Risk. When-issued instruments involve the risk that the price or yield obtained in a transaction (and therefore the value of an instrument) may be less favorable than the price or yield (and therefore the value of an instrument) available in the market when the instruments’ delivery takes place. In addition, when a Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.
Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.
Principal Risks of Investing in the Floating Rate Fund
Collateralized Loan Obligations Risk. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Floating Rate Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed-income securities, CLOs carry additional risks, including the possibility that

46

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Covenant Lite Loan Risk. Some covenant lite loans tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Floating Rate Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.
Investment Company Risk. If the Floating Rate Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in the Fund’s exposure to zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

47

SHENKMAN CAPITAL FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Shenkman Capital Short Duration High Income Fund
Shenkman Capital Floating Rate High Income Fund
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) on behalf of the Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each, a “Fund,” and together, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, AI-use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss the Funds’ performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of each Fund as of June 30, 2025 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such

48

SHENKMAN CAPITAL FUNDS
ADDITIONAL INFORMATION(Continued)
benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
Short Duration High Income Fund: The Board noted that the Fund underperformed the Morningstar peer group average for the one-, three-, five- and ten-year periods, all periods ended June 30, 2025. The Board noted that the Fund underperformed the average of its Cohort for the one-, three-, five- and ten-year periods, all periods ended June 30, 2025. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had outperformed its primary and secondary benchmarks over the one-, three-, five, and ten-year periods ended June 30, 2025. The Board also considered that the Fund outperformed its tertiary benchmark for the one- and three-year periods and underperformed for the five- and ten-year periods, all periods ended June 30, 2025.
The Board also considered any differences in performance between the Advisor’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed account composite for the one-, three-, five-, and ten-year periods ended June 30, 2025.
Floating Rate High Income Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board also noted that the Fund outperformed the average of its Cohort for the one-year period and underperformed for the three-, five- and ten-year periods ended June 30, 2025. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had outperformed its primary benchmark over the one-, three-, five- and ten-year periods ended June 30, 2025, and had underperformed its secondary and tertiary benchmarks over the one-, three-, five- and ten-year periods ended June 30, 2025.
The Board also considered any differences in performance between the Advisor’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed account composite for the one-year period, and underperformed for the three-, five- and ten-year periods ended June 30, 2025.
3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement. In considering each Fund’s advisory fee and total fees and expenses, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort, and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short Duration High Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.65% (the “Expense Cap”), excluding certain operating expenses and class-level expenses. The Board noted that both the Fund’s contractual management fee and net expense ratio were below the Cohort median and average. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.
Floating Rate High Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.54% (the “Expense Cap”). The Board noted that both the Fund’s contractual management fee and net expense ratio were below the Cohort median and average. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The

49

SHENKMAN CAPITAL FUNDS
ADDITIONAL INFORMATION(Continued)
Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.
The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Advisor were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional material benefits derived by the Advisor from its relationship with the Funds, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Class A and Class C shares of the Short Duration High Income Fund. The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Advisor in exchange for Fund brokerage. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

  No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration High Income Fund and the Floating Rate High Income Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Short Duration High Income Fund and the Floating Rate High Income Fund would be in the best interest of each Fund and its shareholders.

50

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/4/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	6/4/2026

* Print the name and title of each signing officer under his or her signature.